UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
September 30, 2018
State Street Master Funds
State Street Money Market Portfolio
State Street U.S. Government Money Market Portfolio
State Street Treasury Money Market Portfolio
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments	1
State Street Money Market Portfolio	1
State Street U.S. Government Money Market Portfolio	5
State Street Treasury Money Market Portfolio	13
State Street Treasury Plus Money Market Portfolio	14
Notes to Schedules of Investments (Unaudited)	17
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.0%
Antalis SA(a)	2.100%	10/01/2018	10/01/2018	$ 130,000,000	$ 130,000,000
Antalis SA(a)	2.230%	10/04/2018	10/04/2018	230,000,000	229,957,258
Atlantic Asset Securitization LLC(a)	2.170%	10/01/2018	10/01/2018	65,000,000	65,000,000
Barclays CCP(a)	2.100%	10/04/2018	10/04/2018	84,000,000	83,985,300
Barton Capital Corp.(a)	2.180%	10/01/2018	10/01/2018	51,000,000	51,000,000
Cancara Asset Securitisation LLC(a)	2.270%	11/08/2018	11/08/2018	40,000,000	39,904,156
Cancara Asset Securitisation LLC(a)	2.330%	12/20/2018	12/20/2018	60,000,000	59,689,333
Gotham Funding Corp.(a)	2.280%	11/23/2018	11/23/2018	35,000,000	34,882,517
Kells Funding LLC(a)	2.140%	10/01/2018	10/01/2018	50,000,000	50,000,000
LMA Americas LLC(a)	2.180%	10/01/2018	10/01/2018	75,000,000	75,000,000
Manhattan Asset Funding Company LLC(a)	2.100%	10/11/2018	10/11/2018	63,000,000	62,963,250
Versailles Commercial Paper LLC(a)	2.360%	01/02/2019	01/02/2019	75,000,000	74,542,750
Versailles Commercial Paper LLC(a)	2.360%	01/03/2019	01/03/2019	65,000,000	64,599,456
Victory Receivables Corp.(a)	2.300%	10/03/2018	10/03/2018	50,000,000	49,993,611
TOTAL ASSET BACKED COMMERCIAL PAPER					1,071,517,631
CERTIFICATES OF DEPOSIT—39.8%
Bank of Montreal(a)	2.260%	11/01/2018	11/01/2018	150,000,000	150,000,000
Bank of Montreal(a)	2.380%	12/20/2018	12/20/2018	50,000,000	50,000,000
Bank of Montreal, 1 Month USD LIBOR + 0.28%(b)	2.394%	10/04/2018	03/04/2019	125,000,000	125,000,000
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	2.531%	10/10/2018	04/10/2019	74,500,000	74,508,585
BNP Paribas(a)	2.360%	11/01/2018	11/01/2018	85,000,000	85,000,000
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.33%(b)	2.478%	10/15/2018	08/13/2019	125,000,000	125,000,000
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.11%(b)	2.446%	10/17/2018	01/17/2019	135,000,000	135,000,000
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.32%(b)	2.657%	10/05/2018	07/05/2019	80,000,000	80,148,496
China Construction Bank NY branch(a)	2.350%	10/19/2018	10/19/2018	150,000,000	150,000,000
Cooperatieve Rabobank UA, 1 Month USD LIBOR + 0.22%(b)	2.351%	10/11/2018	02/11/2019	80,000,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	2.320%	11/02/2018	11/02/2018	75,000,000	75,000,000
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.14%(b)	2.216%	10/31/2018	01/31/2019	100,000,000	100,000,000
Credit Suisse, 3 Month USD LIBOR + 0.17%(b)	2.503%	10/18/2018	01/18/2019	75,000,000	75,000,000
ICBC NY Branch(a)	2.300%	10/26/2018	10/26/2018	140,000,000	140,000,000
ING Bank NV(a)	2.440%	12/07/2018	12/07/2018	125,000,000	125,000,000
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.445%	11/16/2018	11/16/2018	125,000,000	125,000,000
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.469%	10/09/2018	10/09/2018	100,000,000	100,000,000
KBC Bank NV(a)	2.110%	10/02/2018	10/02/2018	200,000,000	200,000,000
Mizuho Bank Ltd.(a)	2.280%	10/31/2018	10/31/2018	160,000,000	160,000,000
MUFG Bank Ltd.(a)	2.340%	11/06/2018	11/06/2018	100,000,000	100,000,000
Nordea Bank AB, 1 Month USD LIBOR + 0.14%(b)	2.250%	10/05/2018	04/05/2019	150,000,000	150,000,000
Nordea Bank AB, 1 Month USD LIBOR + 0.22%(b)	2.353%	10/09/2018	02/08/2019	100,000,000	100,000,000
Nordea Bank AB, 3 Month USD LIBOR + 0.06%(b)	2.441%	10/29/2018	03/27/2019	60,000,000	60,000,000
Norinchukin Bank(a)	2.270%	11/13/2018	11/13/2018	70,000,000	70,000,000
Norinchukin Bank, 1 Month USD LIBOR + 0.40%(b)	2.510%	10/05/2018	10/05/2018	38,000,000	38,001,461
Royal Bank of Canada, 3 Month USD LIBOR + 0.08%(b)	2.417%	10/02/2018	04/02/2019	150,000,000	150,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.507%	10/04/2018	01/04/2019	77,000,000	77,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.512%	10/19/2018	04/18/2019	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.30%(b)	2.530%	10/29/2018	11/27/2018	35,000,000	35,000,000
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.31%(b)	2.475%	10/22/2018	11/20/2018	32,000,000	32,000,000
Standard Chartered Bank(a)	2.350%	12/03/2018	12/03/2018	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	2.265%	10/02/2018	04/02/2019	135,000,000	135,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22%(b)	2.330%	10/05/2018	02/05/2019	49,000,000	49,000,000
See accompanying notes to schedule of investments.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%(b)	2.391%	10/09/2018	11/07/2018	$ 150,000,000	$ 150,000,000
Sumitomo Mitsui Trust Bank(a)	2.100%	10/02/2018	10/02/2018	225,000,000	225,000,000
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.18%(b)	2.300%	10/09/2018	02/06/2019	115,000,000	115,000,000
Sumitomo Mitsui Trust Bank, 3 Month USD LIBOR + 0.12%(b)	2.457%	10/01/2018	10/01/2018	55,000,000	55,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.15%(b)	2.392%	10/29/2018	03/28/2019	50,000,000	50,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.27%(b)	2.384%	10/03/2018	12/03/2018	150,000,000	150,000,000
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.19%(b)	2.521%	10/10/2018	04/10/2019	84,000,000	84,000,000
Swedbank AB(a)	2.090%	10/02/2018	10/02/2018	150,000,000	150,000,000
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23%(b)	2.344%	10/02/2018	12/03/2018	125,000,000	125,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.22%(b)	2.378%	10/16/2018	11/15/2018	100,000,000	100,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.25%(b)	2.360%	10/05/2018	02/01/2019	150,000,000	150,000,000
TOTAL CERTIFICATES OF DEPOSIT					4,729,658,542
FINANCIAL COMPANY COMMERCIAL PAPER—20.0%
BNG Bank NV(a)	2.160%	10/03/2018	10/03/2018	125,000,000	124,985,000
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.20%(b),(c)	2.314%	10/02/2018	11/02/2018	75,000,000	75,000,000
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b),(c)	2.415%	11/16/2018	05/16/2019	87,000,000	87,000,000
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b),(c)	2.422%	11/20/2018	05/20/2019	75,000,000	75,000,000
CPPIB Capital, Inc.(a)	2.350%	01/08/2019	01/08/2019	58,000,000	57,625,175
DnB Bank ASA(a)	2.400%	01/17/2019	01/17/2019	150,000,000	148,920,000
General Electric Co.(a)	2.180%	10/01/2018	10/01/2018	38,900,000	38,900,000
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b),(c)	2.491%	10/10/2018	01/10/2019	149,000,000	149,000,000
National Australia Bank Ltd., 1 Month USD LIBOR + 0.22%(b),(c)	2.334%	10/01/2018	08/01/2019	56,000,000	56,000,000
NRW Bank(a)	2.165%	10/31/2018	10/31/2018	125,000,000	124,774,479
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b),(c)	2.260%	10/05/2018	03/05/2019	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b)	2.332%	10/22/2018	02/21/2019	75,000,000	75,000,000
Swedbank AB(a)	2.230%	10/05/2018	10/05/2018	50,000,000	49,987,611
Toronto Dominion Bank(a)	2.170%	10/03/2018	10/03/2018	120,000,000	119,985,534
Toronto Dominion Bank, 1 Month USD LIBOR + 0.25%(b),(c)	2.462%	10/22/2018	01/22/2019	125,000,000	125,000,000
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.24%(b),(c)	2.422%	10/22/2018	12/21/2018	125,000,000	125,000,000
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.386%	12/05/2018	05/22/2019	50,000,000	50,000,000
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.386%	12/05/2018	05/29/2019	79,000,000	79,000,000
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.23%(b)	2.344%	10/02/2018	04/29/2019	129,000,000	129,000,000
UBS AG, 1 Month USD LIBOR + 0.30%(b),(c)	2.420%	10/08/2018	12/06/2018	29,000,000	29,000,000
UBS AG, 1 Month USD LIBOR + 0.30%(b),(c)	2.433%	10/08/2018	12/10/2018	60,000,000	60,000,000
UBS AG, 3 Month USD LIBOR + 0.19%(b),(c)	2.517%	12/10/2018	12/10/2018	125,000,000	125,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b),(c)	2.351%	10/08/2018	01/07/2019	75,000,000	75,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b),(c)	2.382%	11/09/2018	08/12/2019	50,000,000	50,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b),(c)	2.382%	11/16/2018	08/16/2019	72,500,000	72,500,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b),(c)	2.463%	10/18/2018	01/18/2019	125,000,000	125,000,000
FINANCIAL COMPANY COMMERCIAL PAPER					2,376,677,799
OTHER NOTES—20.6%
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.291%	10/11/2018	02/11/2019	90,000,000	90,000,000
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.328%	10/19/2018	02/19/2019	37,000,000	37,000,000
Bank of America NA, 1 Month USD LIBOR + 0.24%(b)	2.361%	10/08/2018	01/07/2019	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	2.160%	10/01/2018	10/01/2018	100,000,000	100,000,000
China Construction Bank(a)	2.180%	10/01/2018	10/01/2018	200,000,000	200,000,000
Citibank NA(a)	2.140%	10/01/2018	10/01/2018	75,000,000	75,000,000
Credit Agricole Corporate and Investment Bank(a)	2.150%	10/01/2018	10/01/2018	125,000,000	125,000,000
DnB Bank ASA(a)	2.140%	10/01/2018	10/01/2018	375,000,000	375,000,000
Lloyds Bank Corporate Markets PLC(a)	2.150%	10/01/2018	10/01/2018	115,000,000	115,000,000
See accompanying notes to schedule of investments.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Lloyds Bank PLC(a)	2.150%	10/01/2018	10/01/2018	$ 150,000,000	$ 150,000,000
Mizuho Bank Ltd.(a)	2.140%	10/02/2018	10/02/2018	150,000,000	150,000,000
Mizuho Bank Ltd.(a)	2.170%	10/01/2018	10/01/2018	104,526,000	104,526,000
National Bank Of Canada(a)	2.110%	10/02/2018	10/02/2018	200,000,000	200,000,000
Nordea Bank AB(a)	2.160%	10/01/2018	10/01/2018	150,000,000	150,000,000
Royal Bank of Canada(a)	2.150%	10/01/2018	10/01/2018	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	2.150%	10/01/2018	10/01/2018	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	2.150%	10/01/2018	10/01/2018	225,000,000	225,000,000
TOTAL OTHER NOTES					2,446,526,000
TREASURY REPURCHASE AGREEMENTS—0.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 0.625% due 01/15/2024 – 01/15/2028, valued at $51,000,003); expected proceeds $50,009,667	2.320%	10/01/2018	10/01/2018	50,000,000	50,000,000
OTHER REPURCHASE AGREEMENTS—8.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/07/2018 (collateralized by various Corporate Bonds, 1.720% – 3.867% due 04/15/2020 – 03/25/2067, valued at $89,250,001); expected proceeds $85,567,375(d)	2.670%	10/01/2018	12/06/2018	85,000,000	85,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various Corporate Bonds, 1.650% – 7.500% due 01/15/2019 – 01/15/2049, valued at $106,875,623); expected proceeds $100,019,333	2.320%	10/01/2018	10/01/2018	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 07/27/2018 (collateralized by a U.S. Treasury Note, 1.625% due 10/15/2020, and various Common Stocks, valued at $189,797,405); expected proceeds $176,168,125(d)	2.670%	10/01/2018	10/25/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.625% due 10/15/2020 – 11/15/2022, and various Common Stocks, valued at $302,399,983); expected proceeds $280,054,133	2.320%	10/01/2018	10/01/2018	280,000,000	280,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/10/2018 (collateralized by various Corporate Bonds, 0.473% – 6.000% due 05/22/2021 – 10/28/2064, valued at $105,503,248); expected proceeds $100,677,111(d)	2.770%	10/01/2018	12/07/2018	100,000,000	100,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/21/2018 (collateralized by various Corporate Bonds, 0.000% – 8.625% due 10/15/2018 – 11/14/2048, valued at $138,320,640); expected proceeds $125,103,945	2.138%	10/05/2018	10/05/2018	125,000,000	125,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/21/2018 (collateralized by various Corporate Bonds, 2.200% – 7.000% due 02/10/2019 – 11/14/2048, valued at $56,017,000); expected proceeds $50,043,524	2.238%	10/05/2018	10/05/2018	50,000,000	50,000,000
See accompanying notes to schedule of investments.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various Corporate Bonds, 1.125% – 3.875% due 09/12/2019 – 11/22/2027, valued at $153,028,997); expected proceeds $150,028,375	2.270%	10/01/2018	10/01/2018	$150,000,000	$ 150,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,065,000,000
TOTAL INVESTMENTS –98.7%(e) (Cost $11,739,379,972)					11,739,379,972
Other Assets in Excess of Liabilities —1.3%					151,788,803
NET ASSETS –100.0%					$ 11,891,168,775

(a)	The rate shown is the yield-to-maturity from date of acquisition.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.6% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security. These securities represent $360,000,000 or 3.0% of net assets as of September 30, 2018.
(e)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,071,517,631	$—	$ 1,071,517,631
Certificates of Deposit	—	4,729,658,543	—	4,729,658,543
Financial Company Commercial Paper	—	2,376,677,798	—	2,376,677,798
Other Notes	—	2,446,526,000	—	2,446,526,000
Treasury Repurchase Agreements	—	50,000,000	—	50,000,000
Other Repurchase Agreements	—	1,065,000,000	—	1,065,000,000
Total Investments	$—	$11,739,379,972	$—	$11,739,379,972
See accompanying notes to schedule of investments.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—37.9%
Federal Farm Credit Bank, Federal Reserve Bank Prime Loan Rate - 3.08%(a)	1.920%	10/01/2018	03/12/2019	$ 69,875,000	$ 69,843,688
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	1.925%	10/01/2018	01/29/2019	168,100,000	168,099,165
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(a)	1.956%	10/07/2018	11/07/2018	241,000,000	240,999,262
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(a)	1.964%	10/02/2018	07/02/2019	168,000,000	167,993,669
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(a)	1.968%	10/09/2018	10/09/2018	153,200,000	153,199,822
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	1.974%	10/01/2018	04/01/2019	290,000,000	289,995,630
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	1.996%	10/07/2018	06/07/2019	184,300,000	184,249,605
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.020%	10/18/2018	07/18/2019	136,150,000	136,138,809
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11%(a)	2.048%	10/15/2018	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.058%	10/16/2018	04/16/2019	199,000,000	198,996,392
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.070%	10/20/2018	09/20/2019	227,000,000	226,988,992
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09%(a)	2.078%	10/19/2018	06/19/2019	200,000,000	199,896,609
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12%(a)	2.096%	10/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank (b)	2.250%	01/30/2019	01/30/2019	20,000,000	19,848,750
Federal Farm Credit Bank, 3 Month USD MMY + 0.12%(a)	2.312%	10/01/2018	05/08/2019	77,250,000	77,290,781
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	1.960%	10/01/2018	05/28/2019	271,700,000	271,675,652
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	1.974%	10/01/2018	03/01/2019	290,000,000	290,000,418
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	1.979%	10/01/2018	03/01/2019	328,700,000	328,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	1.979%	10/02/2018	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	1.984%	10/12/2018	10/12/2018	299,750,000	299,568,285
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	1.994%	10/01/2018	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.14%(a)	1.999%	10/12/2018	10/12/2018	482,000,000	482,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.33%(a)	2.000%	10/04/2018	01/04/2019	495,800,000	495,800,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32%(a)	2.011%	10/10/2018	04/10/2019	669,800,000	669,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(a)	2.029%	10/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.030%	10/06/2018	04/05/2019	298,000,000	298,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.033%	10/16/2018	07/16/2019	340,200,000	340,200,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.068%	10/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.086%	10/25/2018	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.087%	10/24/2018	01/24/2019	161,000,000	161,000,000
Federal Home Loan Bank (b)	2.090%	11/07/2018	11/07/2018	100,000,000	99,785,194
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.091%	10/25/2018	02/25/2019	116,750,000	116,750,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.093%	10/26/2018	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(a)	2.098%	10/26/2018	10/26/2018	850,000,000	849,994,628
Federal Home Loan Bank (b)	2.099%	11/28/2018	11/28/2018	399,000,000	397,650,693
Federal Home Loan Bank (b)	2.099%	11/30/2018	11/30/2018	397,000,000	395,611,162
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(a)	2.103%	10/26/2018	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank (b)	2.105%	12/05/2018	12/05/2018	402,500,000	400,970,221
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.113%	10/26/2018	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.10%(a)	2.121%	10/25/2018	03/25/2019	214,000,000	214,000,000
Federal Home Loan Bank (b)	2.124%	12/12/2018	12/12/2018	108,000,000	107,541,216
Federal Home Loan Bank (b)	2.125%	11/14/2018	11/14/2018	300,000,000	299,220,833
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.127%	10/24/2018	06/24/2019	214,000,000	214,000,000
Federal Home Loan Bank (b)	2.150%	11/15/2018	11/15/2018	128,800,000	128,453,850
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	2.152%	10/22/2018	12/21/2018	320,500,000	320,500,000
Federal Home Loan Bank (b)	2.158%	11/21/2018	11/21/2018	200,000,000	199,388,567
Federal Home Loan Bank (b)	2.200%	01/24/2019	01/24/2019	566,000,000	562,022,278
Federal Home Loan Bank (b)	2.250%	01/17/2019	01/17/2019	322,375,000	320,198,969
Federal Home Loan Bank (b)	2.300%	02/11/2019	02/11/2019	584,575,000	579,607,736
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15%(a)	1.983%	10/08/2018	02/08/2019	177,000,000	177,000,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.34%(a)	1.999%	10/09/2018	01/09/2019	605,100,000	605,100,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.33%(a)	2.009%	10/09/2018	04/09/2019	672,300,000	672,300,000
See accompanying notes to schedule of investments.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14%(a)	2.042%	10/21/2018	11/21/2018	$ 348,000,000	$ 348,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.065%	10/18/2018	03/18/2019	189,400,000	189,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.073%	10/19/2018	06/19/2019	482,300,000	482,300,000
Federal Home Loan Mortgage Corp. (b)	2.280%	09/20/2019	09/20/2019	225,000,000	225,000,000
Federal National Mortgage Assoc. (b)	2.010%	10/01/2018	10/01/2018	540,000,000	540,000,000
Federal National Mortgage Assoc. (b)	2.145%	12/19/2018	12/19/2018	357,300,000	355,618,644
TOTAL GOVERNMENT AGENCY DEBT					17,718,699,520
TREASURY DEBT—14.8%
U.S. Treasury Bill (b)	1.943%	10/04/2018	10/04/2018	350,000,000	349,943,344
U.S. Treasury Bill (b)	1.950%	10/11/2018	10/11/2018	500,000,000	499,729,690
U.S. Treasury Bill (b)	2.010%	11/08/2018	11/08/2018	300,000,000	299,363,500
U.S. Treasury Bill (b)	2.035%	11/23/2018	11/23/2018	400,000,000	398,801,611
U.S. Treasury Bill (b)	2.036%	11/15/2018	11/15/2018	567,000,000	565,560,172
U.S. Treasury Bill (b)	2.075%	12/06/2018	12/06/2018	899,500,000	896,067,759
U.S. Treasury Bill (b)	2.075%	12/13/2018	12/13/2018	500,000,000	497,896,181
U.S. Treasury Bill (b)	2.078%	11/29/2018	11/29/2018	500,000,000	498,297,481
U.S. Treasury Bill (b)	2.275%	02/07/2019	02/07/2019	169,500,000	168,118,222
U.S. Treasury Note, 3 Month USD MMY(a)	2.192%	10/01/2018	01/31/2020	460,000,000	459,931,847
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	2.225%	10/01/2018	04/30/2020	1,182,122,000	1,182,100,696
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.240%	10/01/2018	10/31/2019	150,000,000	150,093,758
U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	2.252%	10/01/2018	07/31/2019	475,000,000	475,365,022
U.S. Treasury Note, 3 Month USD MMY + 0.07%(a)	2.262%	10/01/2018	04/30/2019	300,576,200	300,634,599
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	2.332%	10/01/2018	01/31/2019	170,000,000	170,066,758
TOTAL TREASURY DEBT					6,911,970,640
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—26.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 11/15/2029 – 09/15/2048, Federal National Mortgage Associations, 0.000% – 4.500% due 10/25/2042 – 10/25/2048, and Government National Mortgage Associations, 0.000% – 5.135% due 01/20/2040 – 09/20/2068, valued at $531,360,000); expected proceeds $492,093,070	2.270%	10/01/2018	10/01/2018	492,000,000	492,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 04/01/2029 – 07/01/2048, and Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2024 – 05/01/2056, valued at $1,321,147,669); expected proceeds $1,295,242,813	2.250%	10/01/2018	10/01/2018	1,295,000,000	1,295,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 12/01/2041 – 07/01/2048, Federal National Mortgage Associations, 2.500% – 5.000% due 11/01/2027 – 07/01/2048, and a U.S. Treasury Bond, 3.750% due 11/15/2043, valued at $75,494,167); expected proceeds $74,013,813	2.240%	10/01/2018	10/01/2018	74,000,000	74,000,000
See accompanying notes to schedule of investments.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% due 05/01/2048 – 09/01/2048, and Federal National Mortgage Associations, 4.000% due 04/01/2048 – 06/01/2048, valued at $255,000,000); expected proceeds $250,105,000	2.160%	10/04/2018	10/04/2018	$ 250,000,000	$ 250,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% due 05/01/2047 – 08/01/2048, and a Federal National Mortgage Association, 4.000% due 04/01/2048, valued at $255,000,001); expected proceeds $250,105,486	2.170%	10/04/2018	10/04/2018	250,000,000	250,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Farm Credit Banks, 3.000% – 3.370% due 09/05/2029 – 09/14/2037, a Federal Home Loan Mortgage Corporation, 4.125% due 10/11/2033, a U.S. Treasury Bill, 0.000% due 03/28/2019, U.S. Treasury Bonds, 3.875% – 8.125% due 08/15/2021 – 08/15/2040, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, U.S. Treasury Notes, 1.375% – 2.750% due 08/31/2020 – 08/15/2027, and a U.S. Treasury Strip, 0.000% due 08/15/2033, valued at $153,000,000); expected proceeds $150,028,125
	2.250%	10/01/2018	10/01/2018	150,000,000	150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 7.000% due 03/01/2019 – 04/01/2048, Federal National Mortgage Associations, 3.395% – 6.000% due 08/01/2019 – 08/01/2048, Government National Mortgage Associations, 2.757% – 5.500% due 10/15/2026 – 09/20/2048, and U.S. Treasury Strips, 0.000% due 02/15/2032 – 02/15/2038, valued at $428,400,027); expected proceeds $420,079,100	2.260%	10/01/2018	10/01/2018	420,000,000	420,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Farm Credit Banks, 1.279% – 3.670% due 06/20/2019 – 02/23/2037, Federal Home Loan Banks, 0.875% – 3.000% due 10/01/2018 – 09/11/2026, Federal Home Loan Mortgage Corporations, 0.875% – 1.500% due 07/19/2019 – 01/17/2020, Federal National Mortgage Associations, 0.875% – 1.875% due 08/02/2019 – 09/24/2026, a Corporate Bond, 0.000% due 10/03/2022, a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.500% – 2.250% due 02/28/2019 – 03/31/2021, Resolution Funding Strips, 8.875% due 07/15/2020 – 04/15/2030, and Tennessee Valley Authorities, 5.880% – 5.980% due 04/01/2036, valued at $244,800,036); expected proceeds $240,045,000
	2.250%	10/01/2018	10/01/2018	240,000,000	240,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 9.500% due 01/15/2020 – 05/15/2053, Federal National Mortgage Associations, 1.518% – 10.000% due 06/25/2019 – 12/25/2056, Government National Mortgage Associations, 0.149% – 5.000% due 03/20/2042 – 12/16/2056, and U.S. Treasury Notes, 0.875% – 2.875% due 04/15/2019 – 08/15/2028, valued at $334,161,227); expected proceeds $324,061,020	2.260%	10/01/2018	10/01/2018	324,000,000	324,000,000
See accompanying notes to schedule of investments.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 9.500% due 01/15/2020 – 08/15/2051, Federal National Mortgage Associations, 0.000% – 18.273% due 01/25/2020 – 10/25/2048, Government National Mortgage Associations, 0.000% – 5.500% due 04/20/2034 – 07/16/2060, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.625% – 2.750% due 04/30/2019 – 06/30/2025, valued at $107,815,136); expected proceeds $100,042,972	2.260%	10/05/2018	10/01/2018	$ 100,000,000	$ 100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 3.625% – 3.750% due 11/15/2043 – 02/15/2044, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 1.500% – 2.750% due 12/31/2018 – 02/15/2024, valued at $428,400,014); expected proceeds $420,179,667	2.250%	10/05/2018	10/01/2018	420,000,000	420,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/24/2018 (collateralized by Federal Farm Credit Banks, 2.105% – 3.650% due 05/20/2020 – 10/20/2036, Federal Home Loan Banks, 0.000% – 5.000% due 03/18/2019 – 06/02/2036, Federal Home Loan Mortgage Corporations, 1.125% – 1.500% due 08/12/2021 – 08/15/2031, Federal National Mortgage Associations, 1.250% – 2.375% due 01/21/2020 – 01/19/2023, a U.S. Treasury Bill, 0.000% due 10/11/2018, a U.S. Treasury Bond, 2.250% due 08/15/2046, and a U.S. Treasury Note, 2.500% due 06/30/2020, valued at $306,000,007); expected proceeds $300,121,333
	2.080%	10/01/2018	10/01/2018	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/25/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 09/15/2019 – 10/15/2048, Federal National Mortgage Associations, 0.000% – 5.000% due 01/01/2025 – 10/25/2058, and Government National Mortgage Associations, 1.614% – 5.500% due 09/20/2031 – 11/16/2059, valued at $907,800,000); expected proceeds $890,361,686	2.210%	10/02/2018	10/01/2018	890,000,000	890,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.162% – 4.500% due 01/25/2028 – 07/15/2048, Federal National Mortgage Associations, 2.564% – 3.000% due 07/25/2043 – 07/25/2046, and Government National Mortgage Associations, 2.150% – 5.500% due 10/16/2031 – 06/16/2058, valued at $204,000,000); expected proceeds $200,082,056	2.110%	10/03/2018	10/03/2018	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by Federal Farm Credit Banks, 2.690% – 3.230% due 09/04/2020 – 09/05/2023, Federal Home Loan Banks, 2.125% – 3.750% due 05/28/2020 – 01/23/2043, Federal Home Loan Mortgage Corporations, 2.512% - 6.250% due 12/15/2023 – 02/15/2047, Federal National Mortgage Associations, 1.375% - 5.500% due 02/26/2021 – 10/25/2048, Government National Mortgage Associations, 1.600% – 7.000% due 08/20/2033 – 06/16/2058, and Tennessee Valley Authorities, 1.750% – 5.250% due 10/15/2018 – 09/15/2039, valued at $561,000,105); expected proceeds $550,231,000
	2.160%	10/04/2018	10/04/2018	550,000,000	550,000,000
See accompanying notes to schedule of investments.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 6.000% due 10/15/2020 – 08/15/2048, Federal National Mortgage Associations, 2.500% – 6.000% due 07/25/2025 – 10/25/2056, and Government National Mortgage Associations, 0.000% – 6.000% due 01/16/2027 – 08/16/2060, valued at $597,720,000); expected proceeds $586,107,922	2.210%	10/01/2018	10/01/2018	$ 586,000,000	$ 586,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 5.000% due 12/01/2034 – 12/15/2046, Federal National Mortgage Associations, 0.000% – 6.000% due 11/01/2019 – 09/01/2048, Government National Mortgage Associations, 3.500% – 4.500% due 08/20/2045 – 09/20/2048, a U.S. Treasury Bill, 0.000% due 10/04/2018, and U.S. Treasury Notes, 1.000% – 2.625% due 02/28/2019 – 03/31/2025, valued at $1,418,745,565); expected proceeds $1,384,260,653	2.260%	10/01/2018	10/01/2018	1,384,000,000	1,384,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Government National Mortgage Associations, 3.000% – 6.500% due 01/20/2035 – 05/15/2058, a U.S. Treasury Bond, 3.000% due 02/15/2047, U.S. Treasury Notes, 2.250% – 2.625% due 02/28/2023 – 11/15/2027, and Resolution Funding Strips, 8.125% – 9.375% due 10/15/2019 – 01/15/2021, valued at $152,059,846); expected proceeds $149,027,938	2.250%	10/01/2018	10/01/2018	149,000,000	149,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 1.750% due 05/30/2019, Government National Mortgage Associations, 3.000% – 4.500% due 06/20/2044 – 08/20/2048, U.S. Treasury Bonds, 2.250% – 5.500% due 08/15/2028 – 02/15/2048, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and U.S. Treasury Notes, 1.250% – 2.500% due 09/30/2019 – 11/15/2027, valued at $510,000,065); expected proceeds $500,093,333	2.240%	10/01/2018	10/01/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 12/01/2034 – 09/01/2048, and Government National Mortgage Associations, 3.500% – 4.500% due 04/20/2042 – 08/20/2048, valued at $459,000,000); expected proceeds $450,084,375	2.250%	10/01/2018	10/01/2018	450,000,000	450,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/25/2018 (collateralized by a Federal Agricultural Mortgage Corporation, 1.700% due 02/28/2019, Federal Home Loan Mortgage Corporations, 1.400% – 5.960% due 01/01/2020 – 12/01/2047, Federal National Mortgage Associations, 2.532% – 4.000% due 06/01/2020 – 05/01/2048, Government National Mortgage Associations, 2.177% – 7.000% due 12/16/2025 – 08/20/2048, Resolution Funding Strips, 0.000% due 01/15/2027 – 04/15/2030, U.S. Treasury Bills, 0.000% due 10/25/2018 – 03/28/2019, a U.S. Treasury Bond, 2.875% due 08/15/2045, U.S. Treasury Notes, 1.375% – 2.875% due 06/30/2020 – 08/15/2028, and U.S. Treasury Strips, 0.000% – 4.250% due 08/15/2026 – 05/15/2047, valued at $511,251,229); expected proceeds $500,431,667 (c)
	2.220%	10/09/2018	10/09/2018	500,000,000	500,000,000
See accompanying notes to schedule of investments.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a Federal Agricultural Mortgage Corporation, 1.700% due 02/28/2019, Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 07/01/2047 – 11/01/2047, a Federal National Mortgage Association, 3.500% due 01/01/2048, a Government National Mortgage Association, 3.500% due 06/20/2048, Resolution Funding Strips, 0.000% due 01/15/2026 – 04/15/2030, a U.S. Treasury Bill, 0.000% due 09/12/2019, U.S. Treasury Bonds, 2.500% – 3.875% due 08/15/2040 – 11/15/2047, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 07/15/2021 - 07/15/2025, U.S. Treasury Notes, 0.750% – 2.625% due 06/30/2019 – 02/15/2026, and a U.S. Treasury Strip, 4.250% due 05/15/2039, valued at $969,000,033); expected proceeds $950,177,333
	2.240%	10/01/2018	10/01/2018	$ 950,000,000	$ 950,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Farm Credit Banks, 1.233% – 3.250% due 09/23/2019 – 12/19/2028, Federal Home Loan Banks, 2.750% – 3.700% due 09/21/2028 – 07/11/2031, and Tennessee Valley Authorities, 3.500% – 7.125% due 05/01/2030 – 09/15/2065, valued at $183,600,412); expected proceeds $180,033,600	2.240%	10/01/2018	10/01/2018	180,000,000	180,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.100% – 5.000% due 06/25/2021 – 07/01/2048, and Federal National Mortgage Associations, 1.457% – 10.080% due 01/01/2020 – 06/25/2055, valued at $1,940,190,017); expected proceeds $1,900,357,833	2.260%	10/01/2018	10/01/2018	1,900,000,000	1,900,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					12,554,000,000
TREASURY REPURCHASE AGREEMENTS—21.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2045, U.S. Treasury Inflation Index Bonds, 1.000% – 1.750% due 01/15/2028 – 02/15/2046, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2022, and a U.S. Treasury Note, 1.375% due 05/31/2021, valued at $826,200,086); expected proceeds $810,147,150	2.180%	10/01/2018	10/01/2018	810,000,000	810,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, U.S. Treasury Inflation Index Bonds, 0.625% – 3.375% due 01/15/2025 – 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 07/15/2019 – 07/15/2026, and U.S. Treasury Notes, 1.625% – 2.750% due 06/30/2019 – 02/15/2028, valued at $510,000,006); expected proceeds $500,091,667	2.200%	10/01/2018	10/01/2018	500,000,000	500,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 08/15/2043 – 02/15/2048, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 07/15/2025, U.S. Treasury Notes, 1.125% – 2.625% due 10/15/2020 – 04/30/2024, and a U.S. Treasury Strip, 0.000% due 08/15/2047, valued at $1,005,720,036); expected proceeds $986,184,053	2.240%	10/01/2018	10/01/2018	986,000,000	986,000,000
See accompanying notes to schedule of investments.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and a U.S. Treasury Note, 1.500% due 10/31/2019, valued at $120,360,003); expected proceeds $118,022,125	2.250%	10/01/2018	10/01/2018	$ 118,000,000	$ 118,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.750% due 10/31/2019 – 05/31/2023, valued at $127,500,027); expected proceeds $125,023,542	2.260%	10/01/2018	10/01/2018	125,000,000	125,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.625% – 2.250% due 01/31/2024 – 02/15/2026, valued at $400,066,728); expected proceeds $400,066,667	2.000%	10/01/2018	10/01/2018	400,000,000	400,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 07/18/2019, a U.S. Treasury Bond, 2.750% due 08/15/2042, U.S. Treasury Notes, 1.500% – 2.750% due 02/15/2019 – 08/15/2026, and U.S. Treasury Strips, 0.000% due 05/15/2019 – 05/15/2025, valued at $816,000,004); expected proceeds $800,140,000	2.180%	10/01/2018	10/05/2018	800,000,000	800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2018 – 08/15/2028, valued at $581,400,000); expected proceeds $570,241,617	2.180%	10/05/2018	10/05/2018	570,000,000	570,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/26/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 01/10/2019, and U.S. Treasury Notes, 1.133% – 2.500% due 07/31/2019 – 05/15/2024, valued at $30,600,064); expected proceeds $30,012,600	2.160%	10/03/2018	10/03/2018	30,000,000	30,000,000
Agreement with LLOYDS Bank PLC, dated 08/17/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2042, and U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2022 – 07/15/2025, valued at $514,454,389); expected proceeds $505,115,000 (c)	1.980%	10/01/2018	02/19/2019	500,000,000	500,000,000
Agreement with LLOYDS Bank PLC, dated 09/21/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2023 – 07/15/2025, and U.S. Treasury Notes, 2.500% – 8.000% due 11/15/2021 – 05/15/2024, valued at $306,942,256); expected proceeds $301,516,667 (c)	2.000%	10/01/2018	12/21/2018	300,000,000	300,000,000
Agreement with LLOYDS Bank PLC, dated 09/28/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, and U.S. Treasury Inflation Index Notes, 0.375% due 01/15/2027 – 07/15/2027, valued at $203,801,513); expected proceeds $200,084,389	2.170%	10/05/2018	10/05/2018	200,000,000	200,000,000
Agreement with MUFG Securities, dated 09/26/2018 (collateralized by a U.S. Treasury Notes, 1.125% - 3.750% due 11/15/2018 – 02/15/2028, valued at $280,988,059); expected proceeds $275,117,639	2.200%	10/03/2018	10/03/2018	275,000,000	275,000,000
Agreement with MUFG Securities, dated 09/28/2018 (collateralized by a U.S. Treasury Notes, 1.375% - 3.500% due 02/28/2019 – 05/15/2028, valued at $407,477,652); expected proceeds $400,074,667	2.240%	10/01/2018	10/01/2018	400,000,000	400,000,000
See accompanying notes to schedule of investments.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 4.500% due 02/15/2036 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2046, a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2019, and U.S. Treasury Notes, 1.250% – 3.625% due 09/30/2019 – 08/15/2028, valued at $392,700,065); expected proceeds $385,161,700	2.160%	10/04/2018	10/04/2018	$ 385,000,000	$ 385,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/12/2019, U.S. Treasury Bonds, 2.750% – 4.375% due 11/15/2039 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 1.375% – 3.875% due 04/15/2029 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2022 – 01/15/2027, U.S. Treasury Notes, 0.750% – 2.875% due 02/28/2019 – 08/31/2025, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $994,500,000); expected proceeds $975,181,188	2.230%	10/01/2018	10/01/2018	975,000,000	975,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 3.875% due 08/15/2040 – 08/15/2046, U.S. Treasury Inflation Index Bonds, 0.625% – 3.625% due 04/15/2028 – 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 01/15/2025, and U.S. Treasury Notes, 1.000% – 3.375% due 02/28/2019 – 02/15/2026, valued at $510,000,000); expected proceeds $500,092,500	2.220%	10/01/2018	10/01/2018	500,000,000	500,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 11/23/2018 – 01/31/2019, U.S. Treasury Bonds, 2.500% – 8.125% due 08/15/2019 – 11/15/2045, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 01/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2019 – 07/15/2027, U.S. Treasury Notes, 0.750% – 3.625% due 09/30/2018 – 05/15/2026, and a U.S. Treasury Strip, 0.000% due 05/15/2028, valued at $1,020,000,104); expected proceeds $1,000,186,667	2.240%	10/01/2018	10/01/2018	1,000,000,000	1,000,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					8,874,000,000
TOTAL INVESTMENTS –100.7% (d)(e)					46,058,670,160
Other Assets in Excess of Liabilities —(0.7)%					676,627,900
NET ASSETS –100.0%					$ 46,735,298,060

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,300,000,000 or 2.8% of net assets as of September 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedule of investments.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—99.9%
U.S. Treasury Bill (a)	1.943%	10/04/2018	10/04/2018	$ 1,630,773,000	$ 1,630,507,146
U.S. Treasury Bill (a)	1.950%	10/11/2018	10/11/2018	1,623,920,000	1,623,032,641
U.S. Treasury Bill (a)	1.970%	10/25/2018	10/25/2018	1,250,000,000	1,248,292,333
U.S. Treasury Bill (a)	1.980%	10/18/2018	10/18/2018	1,170,000,000	1,168,894,339
U.S. Treasury Bill (a)	2.000%	11/01/2018	11/01/2018	250,000,000	249,569,444
U.S. Treasury Bill (a)	2.010%	11/08/2018	11/08/2018	350,000,000	349,257,417
U.S. Treasury Bill (a)	2.035%	11/23/2018	11/23/2018	496,500,000	495,012,500
U.S. Treasury Bill (a)	2.036%	11/15/2018	11/15/2018	500,000,000	498,730,313
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	300,000,000	298,852,077
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	500,000,000	497,867,386
U.S. Treasury Bill (a)	2.078%	11/29/2018	11/29/2018	300,000,000	298,978,563
U.S. Treasury Bill (a)	2.125%	12/20/2018	12/20/2018	250,000,000	248,819,444
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	28,000,000	27,820,240
U.S. Treasury Bill (a)	2.175%	12/27/2018	12/27/2018	398,500,000	396,405,384
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	40,000,000	39,673,917
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,884,748
U.S. Treasury Note, 3 Month USD MMY(b)	2.192%	09/29/2018	01/31/2020	385,000,000	384,909,849
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.225%	09/29/2018	04/30/2020	265,500,000	265,491,406
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.235%	09/29/2018	07/31/2020	19,200,000	19,197,424
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.240%	09/29/2018	10/31/2019	112,000,000	112,065,896
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.252%	10/01/2018	07/31/2019	150,000,000	150,115,270
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.262%	09/29/2018	04/30/2019	85,800,000	85,816,708
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.332%	09/29/2018	01/31/2019	213,000,000	213,136,961
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.362%	09/29/2018	10/31/2018	342,400,000	342,458,606
TOTAL INVESTMENTS –99.9% (c)(d)					10,803,790,012
Other Assets in Excess of Liabilities —0.1%					5,242,378
NET ASSETS –100.0%					$ 10,809,032,390

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedule of investments.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—46.8%
U.S. Treasury Bill (a)	1.943%	10/04/2018	10/04/2018	$ 450,000,000	$ 449,927,156
U.S. Treasury Bill (a)	1.950%	10/11/2018	10/11/2018	450,000,000	449,756,721
U.S. Treasury Bill (a)	1.970%	10/25/2018	10/25/2018	250,000,000	249,671,667
U.S. Treasury Bill (a)	1.980%	10/18/2018	10/18/2018	300,000,000	299,719,500
U.S. Treasury Bill (a)	2.010%	11/08/2018	11/08/2018	450,000,000	449,045,250
U.S. Treasury Bill (a)	2.035%	11/23/2018	11/23/2018	250,000,000	249,251,007
U.S. Treasury Bill (a)	2.036%	11/15/2018	11/15/2018	300,000,000	299,238,188
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	525,000,000	522,987,596
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	385,000,000	383,362,062
U.S. Treasury Bill (a)	2.078%	11/29/2018	11/29/2018	325,000,000	323,893,443
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	35,000,000	34,775,300
U.S. Treasury Bill (a)	2.175%	12/27/2018	12/27/2018	350,000,000	348,160,313
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	50,000,000	49,592,396
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,884,748
U.S. Treasury Note, 3 Month USD MMY(b)	2.192%	10/01/2018	01/31/2020	465,000,000	464,857,593
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.225%	10/01/2018	04/30/2020	456,800,000	456,795,739
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.235%	10/01/2018	07/31/2020	23,150,000	23,146,894
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.240%	10/01/2018	10/31/2019	246,000,000	246,156,511
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.252%	10/01/2018	07/31/2019	150,000,000	150,115,270
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.262%	10/01/2018	04/30/2019	64,398,000	64,410,737
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.332%	10/01/2018	01/31/2019	510,300,000	510,589,643
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.362%	10/01/2018	10/31/2018	270,000,000	270,047,086
TOTAL TREASURY DEBT					6,454,384,820
TREASURY REPURCHASE AGREEMENTS—49.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, and a U.S. Treasury Note, 2.000% due 02/28/2021, valued at $100,980,080); expected proceeds $99,018,563	2.250%	10/01/2018	10/01/2018	99,000,000	99,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 2.750% due 08/15/2042 – 08/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 04/15/2019 – 01/15/2026, and U.S. Treasury Notes, 1.125% – 2.750% due 02/28/2019 – 05/15/2025, valued at $378,490,379); expected proceeds $371,068,944	2.230%	10/01/2018	10/01/2018	371,000,000	371,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.375% due 01/15/2029 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 07/15/2024, and a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $510,000,035); expected proceeds $500,091,667	2.200%	10/01/2018	10/01/2018	500,000,000	500,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 05/23/2019, U.S. Treasury Bonds, 2.750% – 8.500% due 08/15/2019 – 08/15/2047, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2028 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 07/15/2027, U.S. Treasury Notes, 0.750% – 3.625% due 10/31/2018 – 02/15/2026, and a U.S. Treasury Strip, 0.000% due 11/15/2026, valued at $615,060,000); expected proceeds $603,112,560	2.240%	10/01/2018	10/01/2018	603,000,000	603,000,000
See accompanying notes to schedule of investments.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 11/08/2018 – 12/06/2018, a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Notes, 0.875% – 2.000% due 10/15/2018 – 08/15/2025, valued at $459,000,072); expected proceeds $450,191,625	2.190%	10/05/2018	10/05/2018	$ 450,000,000	$ 450,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, and a U.S. Treasury Note, 1.750% due 02/28/2022, valued at $154,020,095); expected proceeds $151,028,187	2.240%	10/01/2018	10/01/2018	151,000,000	151,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 2.500% due 05/15/2046, and U.S. Treasury Notes, 2.000% – 2.250% due 01/31/2021 – 12/31/2024, valued at $937,156,264); expected proceeds $937,156,167	2.000%	10/01/2018	10/01/2018	937,000,000	937,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 03/21/2019 – 03/28/2019, U.S. Treasury Bonds, 3.000% – 4.500% due 05/15/2038 – 05/15/2042, and a U.S. Treasury Note, 2.375% due 01/31/2023, valued at $561,000,039); expected proceeds $550,233,139	2.180%	10/05/2018	10/05/2018	550,000,000	550,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Notes, 1.250% – 3.625% due 03/31/2019 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 02/15/2019 – 05/15/2019, valued at $277,440,000); expected proceeds $272,050,547	2.230%	10/01/2018	10/01/2018	272,000,000	272,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2023 – 08/15/2027, valued at $102,000,027); expected proceeds $100,042,194	2.170%	10/05/2018	10/05/2018	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 2.250% – 2.750% due 02/28/2023 – 06/30/2025, valued at $346,800,006); expected proceeds $340,063,467	2.240%	10/01/2018	10/01/2018	340,000,000	340,000,000
Agreement with LLOYDS Bank PLC, dated 08/17/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, valued at $268,777,942); expected proceeds $252,906,250 (c)	2.250%	10/01/2018	02/19/2019	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 4.250% due 05/15/2039 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2019 – 07/15/2028, and U.S. Treasury Notes, 1.250% – 2.875% due 02/28/2019 – 05/15/2028, valued at $219,300,064); expected proceeds $215,090,300	2.160%	10/04/2018	10/04/2018	215,000,000	215,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 7.125% due 02/15/2023 – 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 04/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 3.125% due 02/28/2019 – 05/15/2028, valued at $586,500,073); expected proceeds $575,106,375	2.220%	10/01/2018	10/01/2018	575,000,000	575,000,000
See accompanying notes to schedule of investments.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 4.625% due 02/15/2038 – 02/15/2047, U.S. Treasury Inflation Index Bonds, 1.000% – 3.375% due 04/15/2032 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 04/15/2019 – 07/15/2027, U.S. Treasury Notes, 0.750% – 3.625% due 08/15/2019 – 11/15/2026, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $943,500,000); expected proceeds $925,171,896	2.230%	10/01/2018	10/01/2018	$ 925,000,000	$ 925,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 11/08/2018 – 06/20/2019, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, U.S. Treasury Notes, 1.125% – 2.500% due 11/30/2020 – 09/30/2024, and a U.S. Treasury Strip, 0.000% due 08/15/2028, valued at $27,540,075); expected proceeds $27,004,995	2.220%	10/01/2018	10/01/2018	27,000,000	27,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 08/15/2019, U.S. Treasury Bonds, 2.500% – 6.500% due 11/15/2026 – 02/15/2046, U.S. Treasury Inflation Index Bonds, 0.750% – 2.125% due 02/15/2041 – 02/15/2045, and U.S. Treasury Notes, 0.750% – 3.625% due 09/30/2018 – 05/15/2028, valued at $510,095,279); expected proceeds $500,093,333	2.240%	10/01/2018	10/01/2018	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,865,000,000
TOTAL INVESTMENTS –96.7% (d)(e)					13,319,384,820
Other Assets in Excess of Liabilities —3.4%					456,587,531
NET ASSETS –100.0%					$ 13,775,972,351

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $250,000,000 or 1.8% of net assets as of September 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedule of investments.
16

STATE STREET MASTER FUNDS
NOTES TO Schedules OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.
The State Street Money Market Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.
The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2018.
Aggregate Unrealized Appreciation and Depreciation
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$11,739,379,972	$1,681,971	$318,154	$1,363,817
17

Quarterly Report
September 30, 2018
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
COMMUNICATION SERVICES — 9.9%
Activision Blizzard, Inc.	47,700	$ 3,968,163
Alphabet, Inc. Class A (a)	19,123	23,082,991
Alphabet, Inc. Class C (a)	19,645	23,445,718
AT&T, Inc.	465,200	15,621,416
Cars.com, Inc. (a)	1	28
CBS Corp. Class B	20,418	1,173,014
CenturyLink, Inc.	62,587	1,326,844
Charter Communications, Inc. Class A (a)	11,400	3,715,032
Comcast Corp. Class A	292,730	10,365,569
Discovery, Inc. Class A (a)(b)	9,497	303,904
Discovery, Inc. Class C (a)	20,660	611,123
DISH Network Corp. Class A (a)	15,100	539,976
Electronic Arts, Inc. (a)	20,121	2,424,379
Facebook, Inc. Class A (a)	154,507	25,410,221
Interpublic Group of Cos., Inc.	23,128	528,937
Netflix, Inc. (a)	27,896	10,436,731
News Corp. Class A	28,814	380,057
News Corp. Class B	7,500	102,000
Omnicom Group, Inc.	14,950	1,016,899
Take-Two Interactive Software, Inc. (a)	7,600	1,048,724
TripAdvisor, Inc. (a)(b)	7,215	368,470
Twenty-First Century Fox, Inc. Class A	67,809	3,141,591
Twenty-First Century Fox, Inc. Class B	31,200	1,429,584
Twitter, Inc. (a)	42,500	1,209,550
Verizon Communications, Inc.	263,951	14,092,344
Viacom, Inc. Class B	24,341	821,752
Walt Disney Co.	94,293	11,026,624
		157,591,641
CONSUMER DISCRETIONARY — 10.1%
Advance Auto Parts, Inc.	4,300	723,819
Amazon.com, Inc. (a)	26,202	52,482,606
Aptiv PLC	16,181	1,357,586
AutoZone, Inc. (a)	1,588	1,231,812
Best Buy Co., Inc.	16,013	1,270,792
Booking Holdings, Inc. (a)	3,008	5,967,872
BorgWarner, Inc.	13,223	565,680
CarMax, Inc. (a)	11,997	895,816
Carnival Corp.	24,649	1,571,867
Chipotle Mexican Grill, Inc. (a)	1,614	733,595
D.R. Horton, Inc.	22,479	948,164
Darden Restaurants, Inc.	8,117	902,529
Dollar General Corp.	16,287	1,780,169
Dollar Tree, Inc. (a)	15,782	1,287,022
eBay, Inc. (a)	59,258	1,956,699
Expedia Group, Inc.	7,923	1,033,793
Foot Locker, Inc.	8,000	407,840
Ford Motor Co.	251,860	2,329,705
Gap, Inc.	15,364	443,251
Security Description	Shares	Value
Garmin, Ltd.	6,260	$ 438,513
General Motors Co.	81,477	2,743,331
Genuine Parts Co.	9,220	916,468
Goodyear Tire & Rubber Co.	14,413	337,120
H&R Block, Inc. (b)	12,851	330,913
Hanesbrands, Inc. (b)	23,400	431,262
Harley-Davidson, Inc.	10,385	470,441
Hasbro, Inc.	7,628	801,855
Hilton Worldwide Holdings, Inc.	18,700	1,510,586
Home Depot, Inc.	72,710	15,061,877
Kohl's Corp.	11,188	834,065
L Brands, Inc.	15,246	461,954
Leggett & Platt, Inc. (b)	9,844	431,069
Lennar Corp. Class A	18,125	846,256
LKQ Corp. (a)	20,800	658,736
Lowe's Cos., Inc.	51,112	5,868,680
Macy's, Inc.	17,961	623,786
Marriott International, Inc. Class A	17,852	2,357,000
Mattel, Inc. (a)(b)	17,143	269,145
McDonald's Corp.	49,715	8,316,822
MGM Resorts International	31,800	887,538
Michael Kors Holdings, Ltd. (a)	8,886	609,224
Mohawk Industries, Inc. (a)	4,169	731,034
Newell Brands, Inc. (b)	30,750	624,225
NIKE, Inc. Class B	82,502	6,989,569
Nordstrom, Inc.	7,756	463,886
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	740,847
O'Reilly Automotive, Inc. (a)	5,220	1,813,010
PulteGroup, Inc.	16,443	407,293
PVH Corp.	4,751	686,044
Ralph Lauren Corp.	3,436	472,622
Ross Stores, Inc.	23,344	2,313,390
Royal Caribbean Cruises, Ltd.	11,300	1,468,322
Starbucks Corp.	86,392	4,910,521
Tapestry, Inc.	19,000	955,130
Target Corp.	33,744	2,976,558
Tiffany & Co.	6,581	848,752
TJX Cos., Inc.	40,275	4,511,606
Tractor Supply Co.	8,274	751,941
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	1,015,632
Under Armour, Inc. Class A (a)(b)	14,376	305,059
Under Armour, Inc. Class C (a)(b)	14,478	281,742
VF Corp.	20,128	1,880,962
Whirlpool Corp.	4,559	541,381
Wynn Resorts, Ltd.	6,259	795,269
Yum! Brands, Inc.	19,790	1,799,109
		161,381,162
CONSUMER STAPLES — 6.6%
Altria Group, Inc.	119,270	7,193,174
Archer-Daniels-Midland Co.	35,692	1,794,237
British American Tobacco PLC ADR	1	47

See accompanying notes to schedule of investments.
1

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp. Class B	10,827	$ 547,305
Campbell Soup Co. (b)	12,083	442,600
Church & Dwight Co., Inc.	16,200	961,794
Clorox Co.	8,179	1,230,203
Coca-Cola Co.	244,222	11,280,614
Colgate-Palmolive Co.	55,679	3,727,709
Conagra Brands, Inc.	26,151	888,349
Constellation Brands, Inc. Class A	10,576	2,280,397
Costco Wholesale Corp.	28,234	6,631,602
Coty, Inc. Class A (b)	28,940	363,486
Estee Lauder Cos., Inc. Class A	14,363	2,087,231
General Mills, Inc.	37,022	1,588,984
Hershey Co.	8,615	878,730
Hormel Foods Corp. (b)	15,998	630,321
J.M. Smucker Co.	7,355	754,697
Kellogg Co. (b)	15,907	1,113,808
Kimberly-Clark Corp.	22,373	2,542,468
Kraft Heinz Co.	38,351	2,113,524
Kroger Co.	51,310	1,493,634
McCormick & Co., Inc.	8,061	1,062,037
Molson Coors Brewing Co. Class B	11,409	701,654
Mondelez International, Inc. Class A	94,294	4,050,870
Monster Beverage Corp. (a)	25,487	1,485,382
PepsiCo, Inc.	89,938	10,055,068
Philip Morris International, Inc.	98,287	8,014,322
Procter & Gamble Co.	158,213	13,168,068
Sysco Corp.	30,735	2,251,339
Tyson Foods, Inc. Class A	19,191	1,142,440
Walmart, Inc.	91,599	8,602,062
Walgreens Boots Alliance, Inc.	54,813	3,995,868
		105,074,024
ENERGY — 5.9%
Anadarko Petroleum Corp.	32,944	2,220,755
Andeavor	8,349	1,281,571
Apache Corp.	24,970	1,190,320
Baker Hughes a GE Co.	28,094	950,420
Cabot Oil & Gas Corp.	30,622	689,607
Chevron Corp.	122,034	14,922,318
Cimarex Energy Co.	6,042	561,543
Concho Resources, Inc. (a)	12,300	1,878,825
ConocoPhillips	75,103	5,812,972
Devon Energy Corp.	30,550	1,220,167
EOG Resources, Inc.	37,063	4,728,127
EQT Corp.	16,243	718,428
Exxon Mobil Corp.	270,972	23,038,039
Halliburton Co.	56,167	2,276,449
Helmerich & Payne, Inc.	7,974	548,372
Hess Corp.	16,544	1,184,220
HollyFrontier Corp.	10,400	726,960
Kinder Morgan, Inc.	117,476	2,082,849
Marathon Oil Corp.	55,089	1,282,472
Marathon Petroleum Corp.	29,002	2,319,290
National Oilwell Varco, Inc.	24,341	1,048,610
Newfield Exploration Co. (a)	12,385	357,060
Noble Energy, Inc.	32,895	1,025,995
Security Description	Shares	Value
Occidental Petroleum Corp.	49,235	$ 4,045,640
ONEOK, Inc.	26,304	1,783,148
Phillips 66	27,392	3,087,626
Pioneer Natural Resources Co.	10,924	1,902,852
Schlumberger, Ltd.	89,093	5,427,546
TechnipFMC PLC	29,109	909,656
Valero Energy Corp.	27,686	3,149,282
Williams Cos., Inc.	76,410	2,077,588
		94,448,707
FINANCIALS — 13.1%
Affiliated Managers Group, Inc.	3,376	461,567
Aflac, Inc.	49,574	2,333,448
Allstate Corp.	22,467	2,217,493
American Express Co.	45,752	4,872,130
American International Group, Inc.	57,032	3,036,384
Ameriprise Financial, Inc.	9,463	1,397,307
Aon PLC	15,682	2,411,578
Arthur J Gallagher & Co.	12,000	893,280
Assurant, Inc.	3,946	425,971
Bank of America Corp.	595,066	17,530,644
Bank of New York Mellon Corp.	58,891	3,002,852
BB&T Corp.	50,039	2,428,893
Berkshire Hathaway, Inc. Class B (a)	124,919	26,746,407
BlackRock, Inc.	7,918	3,731,991
Brighthouse Financial, Inc. (a)	7,075	312,998
Capital One Financial Corp.	31,268	2,968,271
Cboe Global Markets, Inc.	7,500	719,700
Charles Schwab Corp.	77,189	3,793,839
Chubb, Ltd.	29,941	4,001,315
Cincinnati Financial Corp.	9,205	707,036
Citigroup, Inc.	161,193	11,563,986
Citizens Financial Group, Inc.	28,500	1,099,245
CME Group, Inc.	21,892	3,726,237
Comerica, Inc.	11,017	993,733
Discover Financial Services	22,277	1,703,077
E*TRADE Financial Corp. (a)	16,989	890,054
Everest Re Group, Ltd.	2,700	616,869
Fifth Third Bancorp	41,054	1,146,228
Franklin Resources, Inc.	17,151	521,562
Goldman Sachs Group, Inc.	22,588	5,065,133
Hartford Financial Services Group, Inc.	22,230	1,110,611
Huntington Bancshares, Inc.	70,265	1,048,354
Intercontinental Exchange, Inc.	37,525	2,810,247
Invesco, Ltd.	28,289	647,252
Jefferies Financial Group, Inc.	17,509	384,498
JPMorgan Chase & Co.	215,272	24,291,292
KeyCorp	64,479	1,282,487
Lincoln National Corp.	14,310	968,215
Loews Corp.	16,912	849,490
M&T Bank Corp.	9,234	1,519,362
Marsh & McLennan Cos., Inc.	32,534	2,691,212
MetLife, Inc.	64,526	3,014,655
Moody's Corp.	11,034	1,844,885
Morgan Stanley	84,955	3,956,354
MSCI, Inc.	6,000	1,064,460

See accompanying notes to schedule of investments.
2

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	6,925	$ 594,165
Northern Trust Corp.	13,310	1,359,350
People's United Financial, Inc.	22,434	384,070
PNC Financial Services Group, Inc.	29,642	4,036,944
Principal Financial Group, Inc.	15,726	921,386
Progressive Corp.	37,852	2,689,006
Prudential Financial, Inc.	26,937	2,729,257
Raymond James Financial, Inc.	7,800	717,990
Regions Financial Corp.	68,043	1,248,589
S&P Global, Inc.	15,998	3,125,849
State Street Corp. (c)	24,347	2,039,792
SunTrust Banks, Inc.	29,782	1,989,140
SVB Financial Group (a)	3,500	1,087,905
Synchrony Financial	42,871	1,332,431
T Rowe Price Group, Inc.	15,120	1,650,802
Torchmark Corp.	6,384	553,429
Travelers Cos., Inc.	17,298	2,243,724
Unum Group	14,124	551,825
US Bancorp	98,130	5,182,245
Wells Fargo & Co.	275,546	14,482,698
Willis Towers Watson PLC	8,379	1,180,936
Zions Bancorp	12,058	604,709
		209,508,844
HEALTH CARE — 14.8%
Abbott Laboratories	112,849	8,278,603
AbbVie, Inc.	95,963	9,076,181
ABIOMED, Inc. (a)	2,800	1,259,300
Aetna, Inc.	21,015	4,262,893
Agilent Technologies, Inc.	20,275	1,430,199
Alexion Pharmaceuticals, Inc. (a)	14,427	2,005,497
Align Technology, Inc. (a)	4,500	1,760,490
Allergan PLC	20,426	3,890,744
AmerisourceBergen Corp.	10,552	973,105
Amgen, Inc.	41,491	8,600,669
Anthem, Inc.	16,419	4,499,627
Baxter International, Inc.	31,070	2,395,186
Becton Dickinson and Co.	17,177	4,483,197
Biogen, Inc. (a)	12,947	4,574,305
Boston Scientific Corp. (a)	87,477	3,367,864
Bristol-Myers Squibb Co.	105,112	6,525,353
Cardinal Health, Inc.	20,924	1,129,896
Celgene Corp. (a)	45,065	4,032,867
Centene Corp. (a)	13,100	1,896,618
Cerner Corp. (a)	20,963	1,350,227
Cigna Corp.	15,611	3,250,991
Cooper Cos., Inc.	3,300	914,595
CVS Health Corp.	65,327	5,142,541
Danaher Corp.	39,478	4,289,679
DaVita, Inc. (a)	9,072	649,827
DENTSPLY SIRONA, Inc.	14,366	542,173
Edwards Lifesciences Corp. (a)	13,490	2,348,609
Eli Lilly & Co.	61,457	6,594,951
Envision Healthcare Corp. (a)	9,118	416,966
Express Scripts Holding Co. (a)	36,047	3,424,825
Gilead Sciences, Inc.	83,646	6,458,308
HCA Healthcare, Inc.	17,300	2,406,776
Security Description	Shares	Value
Henry Schein, Inc. (a)	9,700	$ 824,791
Hologic, Inc. (a)	17,600	721,248
Humana, Inc.	8,817	2,984,731
IDEXX Laboratories, Inc. (a)	5,400	1,348,164
Illumina, Inc. (a)	9,300	3,413,658
Incyte Corp. (a)	11,900	822,052
Intuitive Surgical, Inc. (a)	7,256	4,164,944
IQVIA Holdings, Inc. (a)	10,000	1,297,400
Johnson & Johnson	171,641	23,715,637
Laboratory Corp. of America Holdings (a)	6,447	1,119,715
McKesson Corp.	12,231	1,622,442
Medtronic PLC	85,704	8,430,702
Merck & Co., Inc.	168,898	11,981,624
Mettler-Toledo International, Inc. (a)	1,600	974,368
Mylan NV (a)	34,707	1,270,276
Nektar Therapeutics (a)	10,700	652,272
PerkinElmer, Inc.	7,032	684,003
Perrigo Co. PLC (b)	8,714	616,951
Pfizer, Inc.	373,748	16,471,074
Quest Diagnostics, Inc.	8,458	912,703
Regeneron Pharmaceuticals, Inc. (a)	4,758	1,922,422
ResMed, Inc.	9,500	1,095,730
Stryker Corp.	20,195	3,588,248
Thermo Fisher Scientific, Inc.	25,912	6,324,601
UnitedHealth Group, Inc.	61,622	16,393,917
Universal Health Services, Inc. Class B	5,300	677,552
Varian Medical Systems, Inc. (a)	6,031	675,050
Vertex Pharmaceuticals, Inc. (a)	16,348	3,150,914
Waters Corp. (a)	5,015	976,320
WellCare Health Plans, Inc. (a)	3,100	993,519
Zimmer Biomet Holdings, Inc.	13,427	1,765,248
Zoetis, Inc.	30,228	2,767,676
		236,593,014
INDUSTRIALS — 9.6%
3M Co.	37,543	7,910,686
Alaska Air Group, Inc.	6,700	461,362
Allegion PLC	5,437	492,429
Altra Industrial Motion Corp.	1,013	41,835
American Airlines Group, Inc.	24,400	1,008,452
AMETEK, Inc.	13,801	1,091,935
AO Smith Corp.	9,700	517,689
Arconic, Inc.	28,263	622,069
Boeing Co.	34,224	12,727,906
C.H. Robinson Worldwide, Inc.	9,582	938,269
Caterpillar, Inc.	38,355	5,848,754
Cintas Corp.	5,722	1,131,869
Copart, Inc. (a)	13,200	680,196
CSX Corp.	52,259	3,869,779
Cummins, Inc.	9,844	1,437,913
Deere & Co.	20,954	3,150,015
Delta Air Lines, Inc.	41,366	2,392,196
Dover Corp.	8,545	756,489
Eaton Corp. PLC	28,199	2,445,699
Emerson Electric Co.	40,469	3,099,116

See accompanying notes to schedule of investments.
3

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Equifax, Inc.	7,595	$ 991,679
Expeditors International of Washington, Inc.	11,844	870,889
Fastenal Co.	17,642	1,023,589
FedEx Corp.	15,750	3,792,442
Flowserve Corp.	9,555	522,563
Fluor Corp.	9,256	537,774
Fortive Corp.	19,281	1,623,460
Fortune Brands Home & Security, Inc.	10,100	528,836
General Dynamics Corp.	17,789	3,641,764
General Electric Co.	560,249	6,325,211
Harris Corp.	7,498	1,268,737
Honeywell International, Inc.	47,003	7,821,299
Huntington Ingalls Industries, Inc.	2,800	717,024
IHS Markit, Ltd. (a)	23,400	1,262,664
Illinois Tool Works, Inc.	19,571	2,761,860
Ingersoll-Rand PLC	15,116	1,546,367
Jacobs Engineering Group, Inc.	7,057	539,861
JB Hunt Transport Services, Inc.	5,500	654,170
Johnson Controls International PLC	58,993	2,064,755
Kansas City Southern	7,004	793,413
L3 Technologies, Inc.	4,665	991,872
Lockheed Martin Corp.	15,890	5,497,304
Masco Corp.	17,839	652,907
Nielsen Holdings PLC	23,375	646,552
Norfolk Southern Corp.	18,168	3,279,324
Northrop Grumman Corp.	11,186	3,550,101
PACCAR, Inc.	21,435	1,461,653
Parker-Hannifin Corp.	8,414	1,547,587
Pentair PLC	11,791	511,140
Quanta Services, Inc. (a)	7,293	243,440
Raytheon Co.	18,436	3,809,984
Republic Services, Inc.	13,414	974,661
Robert Half International, Inc.	6,974	490,830
Rockwell Automation, Inc.	7,479	1,402,462
Rockwell Collins, Inc.	10,800	1,517,076
Rollins, Inc.	6,300	382,347
Roper Technologies, Inc.	6,335	1,876,490
Snap-on, Inc.	3,572	655,819
Southwest Airlines Co.	34,127	2,131,231
Stanley Black & Decker, Inc.	9,650	1,413,146
Stericycle, Inc. (a)	5,304	311,239
Textron, Inc.	14,806	1,058,185
TransDigm Group, Inc. (a)	3,100	1,154,130
Union Pacific Corp.	47,338	7,708,047
United Continental Holdings, Inc. (a)	14,200	1,264,652
United Parcel Service, Inc. Class B	44,255	5,166,771
United Rentals, Inc. (a)	5,600	916,160
United Technologies Corp.	47,827	6,686,693
Verisk Analytics, Inc. (a)	10,300	1,241,665
W.W. Grainger, Inc.	2,712	969,296
Waste Management, Inc.	24,704	2,232,253
Security Description	Shares	Value
Xylem, Inc.	11,434	$ 913,234
		152,571,266
INFORMATION TECHNOLOGY — 20.6%
Accenture PLC Class A	40,482	6,890,036
Adobe Systems, Inc. (a)	31,213	8,425,949
Advanced Micro Devices, Inc. (a)	52,200	1,612,458
Akamai Technologies, Inc. (a)	10,234	748,617
Alliance Data Systems Corp.	2,904	685,809
Amphenol Corp. Class A	19,280	1,812,706
Analog Devices, Inc.	23,970	2,216,266
ANSYS, Inc. (a)	5,600	1,045,408
Apple, Inc.	292,864	66,111,119
Applied Materials, Inc.	60,853	2,351,968
Arista Networks, Inc. (a)	3,100	824,166
Autodesk, Inc. (a)	14,270	2,227,690
Automatic Data Processing, Inc.	28,265	4,258,405
Broadcom, Inc.	27,635	6,818,384
Broadridge Financial Solutions, Inc.	7,000	923,650
CA, Inc.	19,459	859,115
Cadence Design Systems, Inc. (a)	16,600	752,312
Cisco Systems, Inc.	292,829	14,246,131
Citrix Systems, Inc. (a)	8,578	953,530
Cognizant Technology Solutions Corp. Class A	38,027	2,933,783
Corning, Inc.	53,050	1,872,665
DXC Technology Co.	18,191	1,701,222
F5 Networks, Inc. (a)	3,759	749,620
Fidelity National Information Services, Inc.	21,186	2,310,757
Fiserv, Inc. (a)	26,184	2,157,038
FleetCor Technologies, Inc. (a)	5,300	1,207,552
FLIR Systems, Inc.	8,239	506,451
Gartner, Inc. (a)(b)	6,000	951,000
Global Payments, Inc.	10,575	1,347,255
Hewlett Packard Enterprise Co.	97,563	1,591,253
HP, Inc.	102,163	2,632,741
Intel Corp.	295,920	13,994,057
International Business Machines Corp.	58,447	8,837,771
Intuit, Inc.	16,526	3,758,012
IPG Photonics Corp. (a)	2,500	390,175
Juniper Networks, Inc.	22,844	684,635
KLA-Tencor Corp.	9,873	1,004,183
Lam Research Corp.	9,581	1,453,438
Mastercard, Inc. Class A	58,549	13,033,593
Microchip Technology, Inc. (b)	15,006	1,184,123
Micron Technology, Inc. (a)	74,528	3,370,901
Microsoft Corp.	489,377	55,970,047
Motorola Solutions, Inc.	10,428	1,357,100
NetApp, Inc.	16,843	1,446,645
NVIDIA Corp.	38,912	10,935,050
Oracle Corp.	181,070	9,335,969
Paychex, Inc.	21,131	1,556,298
PayPal Holdings, Inc. (a)	75,858	6,663,367

See accompanying notes to schedule of investments.
4

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Qorvo, Inc. (a)	7,600	$ 584,364
QUALCOMM, Inc. (b)	88,785	6,395,184
Red Hat, Inc. (a)	11,330	1,544,052
salesforce.com, Inc. (a)	48,505	7,713,750
Seagate Technology PLC	15,076	713,849
Skyworks Solutions, Inc.	11,800	1,070,378
Symantec Corp.	39,403	838,496
Synopsys, Inc. (a)	9,400	926,934
TE Connectivity, Ltd.	22,949	2,017,906
Texas Instruments, Inc.	61,406	6,588,250
Total System Services, Inc.	10,899	1,076,167
VeriSign, Inc. (a)	6,920	1,108,030
Visa, Inc. Class A	113,040	16,966,174
Western Digital Corp.	19,506	1,141,881
Western Union Co.	27,940	532,536
Xerox Corp.	15,823	426,905
Xilinx, Inc.	16,042	1,286,087
		329,631,363
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	14,007	2,339,869
Albemarle Corp. (b)	7,100	708,438
Avery Dennison Corp.	5,818	630,380
Ball Corp.	23,216	1,021,272
CF Industries Holdings, Inc.	14,730	801,901
DowDuPont, Inc.	147,932	9,513,507
Eastman Chemical Co.	8,972	858,800
Ecolab, Inc.	16,165	2,534,349
FMC Corp.	8,622	751,666
Freeport-McMoRan, Inc.	90,364	1,257,867
International Flavors & Fragrances, Inc.	5,280	734,554
International Paper Co.	27,508	1,352,018
LyondellBasell Industries NV Class A	20,652	2,117,037
Martin Marietta Materials, Inc.	4,055	737,807
Mosaic Co.	20,816	676,104
Newmont Mining Corp.	33,373	1,007,865
Nucor Corp.	20,306	1,288,416
Packaging Corp. of America	6,300	691,047
PPG Industries, Inc.	15,488	1,690,205
Praxair, Inc.	18,400	2,957,432
Sealed Air Corp.	11,269	452,450
Sherwin-Williams Co.	5,187	2,361,174
Vulcan Materials Co.	8,390	932,968
WestRock Co.	16,448	878,981
		38,296,107
REAL ESTATE — 2.6%
Alexandria Real Estate Equities, Inc. REIT	6,700	842,793
American Tower Corp. REIT	28,382	4,123,905
Apartment Investment & Management Co. Class A, REIT	9,765	430,929
AvalonBay Communities, Inc. REIT	9,129	1,653,718
Boston Properties, Inc. REIT	9,821	1,208,867
CBRE Group, Inc. Class A (a)	20,108	886,763
Security Description	Shares	Value
Crown Castle International Corp. REIT	26,642	$ 2,966,054
Digital Realty Trust, Inc. REIT	13,300	1,495,984
Duke Realty Corp. REIT	22,500	638,325
Equinix, Inc. REIT	5,138	2,224,189
Equity Residential REIT	24,138	1,599,384
Essex Property Trust, Inc. REIT	4,455	1,099,093
Extra Space Storage, Inc. REIT	7,500	649,800
Federal Realty Investment Trust REIT	4,600	581,762
HCP, Inc. REIT	27,077	712,667
Host Hotels & Resorts, Inc. REIT	48,759	1,028,815
Iron Mountain, Inc. REIT	18,074	623,915
Kimco Realty Corp. REIT	23,116	386,962
Macerich Co. REIT	7,245	400,576
Mid-America Apartment Communities, Inc. REIT	6,900	691,242
Prologis, Inc. REIT	40,546	2,748,613
Public Storage REIT	9,452	1,905,807
Realty Income Corp. REIT	18,100	1,029,709
Regency Centers Corp. REIT	9,299	601,366
SBA Communications Corp. REIT (a)	7,700	1,236,851
Simon Property Group, Inc. REIT	19,435	3,435,136
SL Green Realty Corp. REIT	6,100	594,933
UDR, Inc. REIT	17,800	719,654
Ventas, Inc. REIT	23,803	1,294,407
Vornado Realty Trust REIT	10,446	762,558
Welltower, Inc. REIT	23,881	1,536,026
Weyerhaeuser Co. REIT	49,998	1,613,435
		41,724,238
UTILITIES — 2.8%
AES Corp.	37,259	521,626
Alliant Energy Corp.	14,700	625,779
Ameren Corp.	16,456	1,040,348
American Electric Power Co., Inc.	31,543	2,235,768
American Water Works Co., Inc.	11,300	994,061
CenterPoint Energy, Inc.	26,535	733,693
CMS Energy Corp.	18,801	921,249
Consolidated Edison, Inc.	19,600	1,493,324
Dominion Energy, Inc.	42,068	2,956,539
DTE Energy Co.	11,439	1,248,338
Duke Energy Corp.	44,691	3,576,174
Edison International	21,305	1,441,922
Entergy Corp.	12,200	989,786
Evergy, Inc.	17,899	983,013
Eversource Energy	20,243	1,243,730
Exelon Corp.	61,959	2,705,130
FirstEnergy Corp.	29,729	1,105,027
NextEra Energy, Inc.	30,257	5,071,073
NiSource, Inc.	23,078	575,104
NRG Energy, Inc.	19,998	747,925
PG&E Corp. (a)	33,712	1,551,089
Pinnacle West Capital Corp.	6,556	519,104
PPL Corp.	44,756	1,309,561

See accompanying notes to schedule of investments.
5

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	32,336	$ 1,707,019
SCANA Corp.	9,501	369,494
Sempra Energy	16,924	1,925,105
Southern Co.	64,984	2,833,302
WEC Energy Group, Inc.	20,287	1,354,360
Xcel Energy, Inc.	33,700	1,590,977
		44,369,620
TOTAL COMMON STOCKS (Cost $440,658,989)		1,571,189,986

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	23,447,194	23,447,194
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	534,476	534,476
TOTAL SHORT-TERM INVESTMENTS (Cost $23,981,670)		23,981,670
TOTAL INVESTMENTS — 99.9% (Cost $464,640,659)		1,595,171,656
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,143,314
NET ASSETS — 100.0%		$ 1,596,314,970

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At September 30, 2018, open futures contracts purchased were as follows:
Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	12/21/2018	175	$25,419,382	$25,541,250	$121,868
					$121,868
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communication Services	$ 157,591,641	$—	$—	$ 157,591,641
Consumer Discretionary	161,381,162	—	—	161,381,162
Consumer Staples	105,074,024	—	—	105,074,024
Energy	94,448,707	—	—	94,448,707
Financials	209,508,844	—	—	209,508,844
Health Care	236,593,014	—	—	236,593,014
See accompanying notes to schedule of investments.
6

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Industrials	152,571,266	$—	$—	152,571,266
Information Technology	329,631,363	—	—	329,631,363
Materials	38,296,107	—	—	38,296,107
Real Estate	41,724,238	—	—	41,724,238
Utilities	44,369,620	—	—	44,369,620
Short-Term Investments	23,981,670	—	—	23,981,670
TOTAL INVESTMENTS	$1,595,171,656	$—	$—	$1,595,171,656
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	121,868	—	—	121,868
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,595,293,524	$—	$—	$1,595,293,524

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	25,847	$ 2,522,926	$ 168,672	$ 324,785	$204,164	$(531,185)	24,347	$ 2,039,792	$ 31,727	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	203,313,923	207,422,983	—	—	23,447,194	23,447,194	317,071	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	28,480,147	28,764,361	—	—	534,476	534,476	10,712	—
Total		$30,897,870	$231,962,742	$236,512,129	$204,164	$(531,185)		$26,021,462	$359,510	$—
See accompanying notes to schedule of investments.
7

STATE STREET MASTER FUNDS
NOTES TO Schedule OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Portfolio’s Schedule of Investments.
8

STATE STREET MASTER FUNDS
NOTES TO Schedule OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended September 30, 2018.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2018, the Portfolio entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$524,698,505	$1,142,177,768	$71,582,750	$1,070,595,018
9

Quarterly Report
September 30, 2018
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 6.7%
AGL Energy, Ltd.	135,789	$ 1,915,878
Alumina, Ltd.	493,347	988,783
Amcor, Ltd.	235,156	2,327,613
AMP, Ltd.	633,428	1,462,031
APA Group	259,043	1,870,558
Aristocrat Leisure, Ltd.	124,013	2,551,911
ASX, Ltd.	42,268	1,946,915
Aurizon Holdings, Ltd.	439,693	1,307,555
AusNet Services	348,352	409,582
Australia & New Zealand Banking Group, Ltd.	613,347	12,505,928
Bank of Queensland, Ltd.	92,969	741,291
Bendigo & Adelaide Bank, Ltd.	96,339	749,341
BHP Billiton PLC	446,597	9,732,812
BHP Billiton, Ltd.	674,094	16,890,467
BlueScope Steel, Ltd.	120,840	1,484,626
Boral, Ltd.	259,376	1,296,811
Brambles, Ltd.	324,120	2,556,237
Caltex Australia, Ltd.	57,359	1,240,913
Challenger, Ltd.	111,547	903,950
CIMIC Group, Ltd.	18,007	669,168
Coca-Cola Amatil, Ltd.	110,525	780,511
Cochlear, Ltd.	12,427	1,804,066
Commonwealth Bank of Australia	369,676	19,100,687
Computershare, Ltd.	101,328	1,462,652
Crown Resorts, Ltd.	86,682	858,620
CSL, Ltd.	94,873	13,805,273
Dexus REIT	202,601	1,548,012
Domino's Pizza Enterprises, Ltd.	10,109	389,124
Flight Centre Travel Group, Ltd. (a)	12,119	466,144
Fortescue Metals Group, Ltd.	316,031	896,364
Goodman Group REIT	329,705	2,471,462
GPT Group REIT	366,184	1,380,403
Harvey Norman Holdings, Ltd. (a)	107,605	274,059
Healthscope, Ltd.	380,823	578,644
Incitec Pivot, Ltd.	367,854	1,059,320
Insurance Australia Group, Ltd.	509,589	2,698,981
LendLease Group	115,373	1,641,181
Macquarie Group, Ltd.	67,258	6,133,679
Medibank Pvt, Ltd.	614,019	1,292,836
Mirvac Group REIT	816,858	1,424,401
National Australia Bank, Ltd.	570,131	11,472,138
Newcrest Mining, Ltd.	166,089	2,332,572
Oil Search, Ltd.	300,012	1,960,176
Orica, Ltd.	81,684	1,006,515
Origin Energy, Ltd. (b)	379,917	2,270,584
QBE Insurance Group, Ltd.	274,653	2,209,825
Ramsay Health Care, Ltd.	28,714	1,141,227
REA Group, Ltd.	10,695	664,958
Santos, Ltd.	363,770	1,910,875
Scentre Group REIT	1,122,569	3,224,573
SEEK, Ltd.	73,854	1,109,354
Security Description	Shares	Value
Sonic Healthcare, Ltd.	88,625	$ 1,597,345
South32, Ltd.	1,097,449	3,112,713
Stockland REIT	482,965	1,450,215
Suncorp Group, Ltd.	278,629	2,915,166
Sydney Airport	235,304	1,173,052
Tabcorp Holdings, Ltd.	405,077	1,427,366
Telstra Corp., Ltd.	868,600	2,004,838
TPG Telecom, Ltd. (a)	84,919	524,725
Transurban Group Stapled Security	549,418	4,460,304
Treasury Wine Estates, Ltd.	156,940	1,986,059
Vicinity Centres REIT	721,334	1,367,434
Wesfarmers, Ltd.	236,767	8,539,944
Westpac Banking Corp.	726,012	14,671,801
Woodside Petroleum, Ltd.	194,155	5,419,753
Woolworths Group, Ltd.	272,591	5,538,311
		209,110,612
AUSTRIA — 0.2%
ANDRITZ AG	14,225	830,247
Erste Group Bank AG (b)	61,851	2,570,432
OMV AG	32,125	1,805,584
Raiffeisen Bank International AG	34,387	990,524
Voestalpine AG	26,238	1,200,732
		7,397,519
BELGIUM — 1.0%
Ageas	39,339	2,116,007
Anheuser-Busch InBev SA	161,587	14,117,532
Colruyt SA (a)	13,634	771,999
Groupe Bruxelles Lambert SA	16,899	1,772,425
KBC Group NV	53,046	3,949,387
Proximus SADP	33,328	796,661
Solvay SA	15,435	2,070,655
Telenet Group Holding NV (b)	10,840	597,049
UCB SA	26,363	2,370,036
Umicore SA	43,409	2,428,709
		30,990,460
CHILE — 0.0% (c)
Antofagasta PLC	91,169	1,016,500
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	781,500	3,715,294
Minth Group, Ltd.	182,000	751,268
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	350,396
		4,816,958
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	759	995,985
AP Moller - Maersk A/S Class B	1,323	1,858,693
Carlsberg A/S Class B	22,111	2,653,175
Chr. Hansen Holding A/S	21,761	2,209,875
Coloplast A/S Class B	25,435	2,601,993
Danske Bank A/S	157,694	4,143,540
DSV A/S	39,087	3,555,384
Genmab A/S (b)	12,424	1,954,448
H Lundbeck A/S	15,024	928,302

See accompanying notes to schedule of investments.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
ISS A/S	33,601	$ 1,182,774
Novo Nordisk A/S Class B	387,722	18,261,798
Novozymes A/S Class B	45,869	2,519,085
Orsted A/S (d)	40,555	2,755,947
Pandora A/S	22,321	1,394,465
Tryg A/S	27,932	695,652
Vestas Wind Systems A/S	42,940	2,905,315
William Demant Holding A/S (b)	25,642	964,119
		51,580,550
FINLAND — 1.1%
Elisa Oyj	30,461	1,292,447
Fortum Oyj	95,709	2,400,073
Kone Oyj Class B	73,111	3,907,944
Metso Oyj	21,684	769,179
Neste Oyj	28,094	2,323,339
Nokia Oyj	1,203,371	6,676,884
Nokian Renkaat Oyj	25,302	1,037,112
Orion Oyj Class B	24,454	926,516
Sampo Oyj Class A	93,772	4,857,660
Stora Enso Oyj Class R	114,770	2,196,205
UPM-Kymmene Oyj	114,832	4,508,153
Wartsila OYJ Abp	92,629	1,806,412
		32,701,924
FRANCE — 10.7%
Accor SA	38,877	1,996,781
Aeroports de Paris	6,138	1,382,368
Air Liquide SA	91,661	12,062,395
Airbus SE	124,250	15,612,139
Alstom SA	32,665	1,460,325
Amundi SA (d)	13,383	1,003,232
Arkema SA	14,803	1,834,565
Atos SE	20,340	2,421,552
AXA SA	408,910	10,995,064
BioMerieux	9,602	800,765
BNP Paribas SA	239,903	14,687,495
Bollore SA	179,221	774,374
Bouygues SA	47,859	2,069,549
Bureau Veritas SA	56,343	1,454,784
Capgemini SE	33,596	4,229,957
Carrefour SA (a)	124,460	2,385,244
Casino Guichard Perrachon SA (a)	13,941	586,491
Cie de Saint-Gobain	104,424	4,505,259
Cie Generale des Etablissements Michelin SCA	36,336	4,344,927
CNP Assurances	37,775	910,858
Covivio REIT	7,426	774,120
Credit Agricole SA	240,700	3,462,790
Danone SA	131,820	10,212,362
Dassault Aviation SA	579	1,071,978
Dassault Systemes SE	27,295	4,081,778
Edenred	48,847	1,862,635
Eiffage SA	16,317	1,822,442
Electricite de France SA	129,382	2,272,942
Engie SA	385,228	5,666,855
Security Description	Shares	Value
Essilor International Cie Generale d'Optique SA	43,876	$ 6,495,101
Eurazeo SE	10,092	795,328
Eutelsat Communications SA (a)	34,717	820,992
Faurecia SA	16,076	967,970
Gecina SA REIT	9,737	1,626,309
Getlink	102,452	1,308,978
Hermes International	6,659	4,413,263
ICADE REIT	8,071	746,207
Iliad SA	5,881	768,463
Imerys SA	8,119	599,762
Ingenico Group SA	13,210	1,004,073
Ipsen SA	8,146	1,370,036
JCDecaux SA	17,721	648,362
Kering SA	15,997	8,578,621
Klepierre SA REIT	41,883	1,485,196
Legrand SA	55,929	4,078,284
L'Oreal SA	54,020	13,031,972
LVMH Moet Hennessy Louis Vuitton SE	58,898	20,837,686
Natixis SA	198,590	1,347,990
Orange SA	418,998	6,684,357
Pernod Ricard SA	44,603	7,320,239
Peugeot SA	125,868	3,396,124
Publicis Groupe SA	45,630	2,728,400
Remy Cointreau SA	4,081	531,837
Renault SA	40,529	3,507,044
Rexel SA	70,512	1,059,372
Safran SA	71,434	10,014,546
Sanofi	239,528	21,299,885
Schneider Electric SE	117,009	9,418,279
SCOR SE	34,029	1,580,987
SEB SA	4,595	782,418
Societe BIC SA	6,060	555,001
Societe Generale SA	161,586	6,938,606
Sodexo SA	19,735	2,093,713
Suez	81,948	1,165,035
Teleperformance	12,006	2,266,057
Thales SA	22,105	3,141,330
TOTAL SA	509,039	33,015,320
Ubisoft Entertainment SA (b)	16,885	1,832,146
Unibail-Rodamco-Westfield (b)(e)	143,220	1,463,211
Unibail-Rodamco-Westfield (e)	21,961	4,418,442
Valeo SA	51,941	2,256,321
Veolia Environnement SA	114,158	2,279,299
Vinci SA	108,495	10,335,906
Vivendi SA	220,207	5,670,428
Wendel SA	5,866	873,472
		334,298,394
GERMANY — 9.3%
1&1 Drillisch AG	12,173	592,421
adidas AG	39,719	9,729,576
Allianz SE	93,804	20,919,034
Axel Springer SE	10,775	725,253
BASF SE	195,864	17,414,815
Bayer AG	198,879	17,673,647
Bayerische Motoren Werke AG	70,106	6,327,777

See accompanying notes to schedule of investments.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	10,566	$ 830,842
Beiersdorf AG	21,544	2,431,769
Brenntag AG	32,359	1,998,017
Commerzbank AG (b)	203,275	2,119,032
Continental AG	23,400	4,075,504
Covestro AG (d)	40,615	3,295,597
Daimler AG	190,569	12,030,145
Delivery Hero SE (b)(d)	20,117	967,815
Deutsche Bank AG	406,948	4,645,400
Deutsche Boerse AG	41,021	5,498,334
Deutsche Lufthansa AG	46,352	1,139,208
Deutsche Post AG	207,351	7,396,138
Deutsche Telekom AG	697,824	11,254,102
Deutsche Wohnen SE	76,209	3,657,511
E.ON SE	468,224	4,774,932
Evonik Industries AG	32,017	1,147,241
Fraport AG Frankfurt Airport Services Worldwide	8,539	754,763
Fresenius Medical Care AG & Co. KGaA	45,237	4,654,237
Fresenius SE & Co. KGaA	87,415	6,420,914
Fuchs Petrolub SE Preference Shares	14,455	807,910
GEA Group AG	34,184	1,218,140
Hannover Rueck SE	13,114	1,853,723
HeidelbergCement AG	30,954	2,420,360
Henkel AG & Co. KGaA Preference Shares	37,351	4,383,869
Henkel AG & Co. KGaA	22,168	2,354,666
HOCHTIEF AG	4,362	723,491
HUGO BOSS AG	14,016	1,079,662
Infineon Technologies AG	240,913	5,476,084
Innogy SE (d)	4,735	211,683
Innogy SE (b)	27,779	1,179,297
KION Group AG	15,135	930,648
KS AG	41,885	879,581
Lanxess AG	17,179	1,258,661
Linde AG	39,215	9,278,169
MAN SE	7,275	791,334
Merck KGaA	26,937	2,784,571
METRO AG	32,391	507,899
MTU Aero Engines AG	10,932	2,464,587
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,147	6,900,806
OSRAM Licht AG	22,044	877,196
Porsche Automobil Holding SE Preference Shares	32,050	2,159,111
ProSiebenSat.1 Media SE	51,152	1,329,069
Puma SE	1,799	888,054
QIAGEN NV (b)	48,340	1,830,389
RWE AG	108,169	2,669,813
SAP SE	209,239	25,761,286
Sartorius AG Preference Shares	7,616	1,236,668
Schaeffler AG Preference Shares	36,347	464,809
Siemens AG	163,007	20,890,954
Siemens Healthineers AG (b)(d)	32,376	1,424,278
Symrise AG	25,854	2,360,912
Security Description	Shares	Value
Telefonica Deutschland Holding AG	156,139	$ 660,315
ThyssenKrupp AG	90,990	2,297,588
TUI AG	97,278	1,868,579
Uniper SE	44,438	1,368,306
United Internet AG	26,088	1,234,774
Volkswagen AG	6,922	1,206,789
Volkswagen AG Preference Shares	39,011	6,869,187
Vonovia SE	103,296	5,048,685
Wirecard AG	24,994	5,419,998
Zalando SE (b)(d)	24,542	955,220
		288,801,145
HONG KONG — 3.3%
AIA Group, Ltd.	2,581,400	23,059,702
ASM Pacific Technology, Ltd.	66,900	681,406
Bank of East Asia, Ltd.	268,086	1,000,410
CK Asset Holdings, Ltd.	545,179	4,093,249
CK Hutchison Holdings, Ltd.	571,500	6,587,854
CK Infrastructure Holdings, Ltd.	153,000	1,212,284
CLP Holdings, Ltd.	347,500	4,070,132
Dairy Farm International Holdings, Ltd.	77,000	693,000
Galaxy Entertainment Group, Ltd.	501,000	3,178,910
Hang Lung Group, Ltd.	187,000	497,080
Hang Lung Properties, Ltd.	478,000	934,632
Hang Seng Bank, Ltd.	161,400	4,385,186
Henderson Land Development Co., Ltd.	288,579	1,451,211
HK Electric Investments & HK Electric Investments, Ltd. (a)	618,990	624,931
HKT Trust & HKT, Ltd.	821,000	1,128,955
Hong Kong & China Gas Co., Ltd.	1,950,350	3,873,333
Hong Kong Exchanges & Clearing, Ltd.	254,005	7,271,290
Hongkong Land Holdings, Ltd.	254,900	1,687,438
Hysan Development Co., Ltd.	131,000	662,124
Jardine Matheson Holdings, Ltd.	46,800	2,936,700
Jardine Strategic Holdings, Ltd.	48,100	1,746,030
Kerry Properties, Ltd.	146,000	495,380
Li & Fung, Ltd.	1,624,000	363,200
Link REIT	457,500	4,504,898
Melco Resorts & Entertainment, Ltd. ADR	57,123	1,208,152
MTR Corp., Ltd.	314,145	1,654,050
New World Development Co., Ltd.	1,361,077	1,857,698
NWS Holdings, Ltd.	356,810	705,877
PCCW, Ltd.	1,075,000	626,462
Power Assets Holdings, Ltd.	308,000	2,145,203
Sands China, Ltd.	530,800	2,404,741
Shangri-La Asia, Ltd.	272,000	404,616
Sino Land Co., Ltd.	689,379	1,182,311
SJM Holdings, Ltd.	457,000	422,840
Sun Hung Kai Properties, Ltd.	338,000	4,924,280
Swire Pacific, Ltd. Class A	114,000	1,249,281

See accompanying notes to schedule of investments.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Swire Properties, Ltd.	238,200	$ 902,584
Techtronic Industries Co., Ltd.	288,000	1,840,279
WH Group, Ltd. (d)	1,834,309	1,291,651
Wharf Holdings, Ltd.	292,000	794,847
Wharf Real Estate Investment Co., Ltd.	266,000	1,716,699
Wheelock & Co., Ltd.	174,000	1,044,013
Yue Yuen Industrial Holdings, Ltd.	149,500	415,548
		103,930,467
IRELAND — 0.6%
AerCap Holdings NV (b)	28,614	1,645,877
AIB Group PLC	184,615	945,637
Bank of Ireland Group PLC (b)	193,711	1,483,844
CRH PLC	175,847	5,755,658
James Hardie Industries PLC	89,624	1,359,203
Kerry Group PLC Class A	33,613	3,718,701
Paddy Power Betfair PLC	16,919	1,444,379
Ryanair Holdings PLC ADR (b)	5,889	565,580
Smurfit Kappa Group PLC	46,728	1,848,591
		18,767,470
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	549,427
Bank Hapoalim BM	235,198	1,723,138
Bank Leumi Le-Israel BM	316,526	2,088,295
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	480,591
Check Point Software Technologies, Ltd. (b)	28,110	3,307,704
Elbit Systems, Ltd.	5,012	635,701
Frutarom Industries, Ltd.	8,120	840,762
Israel Chemicals, Ltd.	150,124	916,548
Mizrahi Tefahot Bank, Ltd.	33,833	592,882
Nice, Ltd. (b)	13,541	1,532,402
Teva Pharmaceutical Industries, Ltd. ADR	75,028	1,616,103
Teva Pharmaceutical Industries, Ltd.	129,045	2,829,536
		17,113,089
ITALY — 1.9%
Assicurazioni Generali SpA	246,575	4,261,584
Atlantia SpA	101,235	2,101,233
Davide Campari-Milano SpA	130,799	1,114,355
Enel SpA	1,731,629	8,873,795
Eni SpA	541,047	10,232,030
Ferrari NV	25,993	3,580,636
Intesa Sanpaolo SpA	3,170,169	8,104,412
Leonardo SpA	85,867	1,035,244
Luxottica Group SpA	36,429	2,476,114
Mediobanca Banca di Credito Finanziario SpA	127,025	1,269,430
Moncler SpA	37,404	1,611,799
Pirelli & C SpA (b)(d)	89,601	752,229
Poste Italiane SpA (d)	105,767	845,442
Prysmian SpA	49,827	1,160,953
Recordati SpA	22,725	769,680
Security Description	Shares	Value
Snam SpA	491,323	$ 2,048,140
Telecom Italia SpA/Milano (b)(e)	2,467,700	1,499,039
Telecom Italia SpA/Milano (e)	1,270,582	683,877
Terna Rete Elettrica Nazionale SpA	296,222	1,583,028
UniCredit SpA	419,450	6,315,944
		60,318,964
JAPAN — 24.2%
ABC-Mart, Inc. (a)	5,800	322,719
Acom Co., Ltd. (a)	91,400	368,545
Aeon Co., Ltd. (a)	129,600	3,123,476
AEON Financial Service Co., Ltd. (a)	20,500	424,673
Aeon Mall Co., Ltd.	24,100	414,167
AGC, Inc.	38,500	1,598,164
Air Water, Inc.	34,400	631,457
Aisin Seiki Co., Ltd.	34,700	1,689,404
Ajinomoto Co., Inc.	101,100	1,736,106
Alfresa Holdings Corp.	37,400	1,000,977
Alps Electric Co., Ltd. (a)	42,400	1,077,311
Amada Holdings Co., Ltd.	73,000	779,584
ANA Holdings, Inc.	23,600	824,862
Aozora Bank, Ltd.	27,800	993,688
Asahi Group Holdings, Ltd.	76,300	3,308,337
Asahi Kasei Corp.	266,600	4,044,124
Asics Corp.	36,600	545,850
Astellas Pharma, Inc.	399,300	6,967,580
Bandai Namco Holdings, Inc.	42,400	1,648,070
Bank of Kyoto, Ltd. (a)	12,500	652,595
Benesse Holdings, Inc.	13,600	387,340
Bridgestone Corp.	129,000	4,875,617
Brother Industries, Ltd.	44,800	885,075
Calbee, Inc.	15,100	497,196
Canon, Inc.	208,200	6,617,088
Casio Computer Co., Ltd. (a)	37,900	619,627
Central Japan Railway Co.	30,500	6,353,216
Chiba Bank, Ltd.	134,000	915,473
Chubu Electric Power Co., Inc.	126,300	1,910,873
Chugai Pharmaceutical Co., Ltd.	48,400	3,110,622
Chugoku Electric Power Co., Inc. (a)	57,100	733,953
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	778,835
Concordia Financial Group, Ltd.	237,100	1,162,695
Credit Saison Co., Ltd.	39,200	639,500
CyberAgent, Inc.	21,600	1,150,504
CYBERDYNE, Inc. (a)(b)	22,300	176,107
Dai Nippon Printing Co., Ltd.	50,000	1,163,006
Daicel Corp.	51,500	598,495
Daifuku Co., Ltd.	20,600	1,050,086
Dai-ichi Life Holdings, Inc.	229,400	4,777,442
Daiichi Sankyo Co., Ltd.	120,100	5,207,488
Daikin Industries, Ltd.	51,900	6,911,014
Daito Trust Construction Co., Ltd.	15,700	2,020,121
Daiwa House Industry Co., Ltd.	120,600	3,576,007

See accompanying notes to schedule of investments.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Daiwa House REIT Investment Corp.	371	$ 848,905
Daiwa Securities Group, Inc.	347,800	2,116,471
DeNA Co., Ltd.	27,200	480,613
Denso Corp.	92,100	4,864,268
Dentsu, Inc.	47,700	2,213,136
Disco Corp.	6,500	1,088,436
Don Quijote Holdings Co., Ltd.	26,700	1,351,631
East Japan Railway Co.	64,100	5,956,557
Eisai Co., Ltd.	53,100	5,170,454
Electric Power Development Co., Ltd.	29,400	814,042
FamilyMart UNY Holdings Co., Ltd.	13,300	1,385,209
FANUC Corp.	40,500	7,637,540
Fast Retailing Co., Ltd.	12,600	6,425,074
Fuji Electric Co., Ltd.	24,800	993,441
FUJIFILM Holdings Corp.	81,900	3,688,150
Fujitsu, Ltd.	42,400	3,022,146
Fukuoka Financial Group, Inc.	33,800	929,920
Hakuhodo DY Holdings, Inc.	47,300	829,941
Hamamatsu Photonics KK	31,600	1,258,881
Hankyu Hanshin Holdings, Inc.	45,700	1,621,438
Hikari Tsushin, Inc.	4,900	968,913
Hino Motors, Ltd.	49,600	543,227
Hirose Electric Co., Ltd. (a)	6,510	711,839
Hisamitsu Pharmaceutical Co., Inc.	13,200	1,012,211
Hitachi Chemical Co., Ltd.	19,900	405,236
Hitachi Construction Machinery Co., Ltd. (a)	24,800	829,687
Hitachi High-Technologies Corp.	15,800	544,588
Hitachi Metals, Ltd.	40,500	501,682
Hitachi, Ltd.	207,600	7,054,946
Honda Motor Co., Ltd.	344,600	10,433,415
Hoshizaki Corp.	11,800	1,221,711
Hoya Corp.	80,000	4,754,149
Hulic Co., Ltd.	68,000	667,518
Idemitsu Kosan Co., Ltd.	30,500	1,613,813
IHI Corp.	30,200	1,144,614
Iida Group Holdings Co., Ltd. (a)	35,900	638,763
Inpex Corp.	222,600	2,776,988
Isetan Mitsukoshi Holdings, Ltd. (a)	68,300	838,830
Isuzu Motors, Ltd.	117,400	1,851,155
ITOCHU Corp.	297,000	5,438,746
J Front Retailing Co., Ltd.	52,200	810,218
Japan Airlines Co., Ltd.	23,600	848,549
Japan Airport Terminal Co., Ltd.	8,200	373,236
Japan Exchange Group, Inc.	102,400	1,785,024
Japan Post Bank Co., Ltd.	90,900	1,074,778
Japan Post Holdings Co., Ltd.	337,400	4,016,065
Japan Prime Realty Investment Corp. REIT	191	681,032
Japan Real Estate Investment Corp. REIT	292	1,532,174
Security Description	Shares	Value
Japan Retail Fund Investment Corp. REIT	542	$ 983,459
Japan Tobacco, Inc.	228,600	5,969,341
JFE Holdings, Inc.	107,100	2,458,156
JGC Corp.	42,000	963,613
JSR Corp.	42,300	789,878
JTEKT Corp.	49,700	727,659
JXTG Holdings, Inc.	685,400	5,179,195
Kajima Corp.	100,500	1,460,805
Kakaku.com, Inc.	26,600	520,361
Kamigumi Co., Ltd.	20,000	440,903
Kaneka Corp.	9,800	452,965
Kansai Electric Power Co., Inc.	147,800	2,229,004
Kansai Paint Co., Ltd. (a)	39,400	726,360
Kao Corp.	106,200	8,577,530
Kawasaki Heavy Industries, Ltd.	33,000	931,153
KDDI Corp.	374,600	10,352,330
Keihan Holdings Co., Ltd.	19,500	745,081
Keikyu Corp. (a)	43,500	793,137
Keio Corp.	23,300	1,275,926
Keisei Electric Railway Co., Ltd.	28,100	989,567
Keyence Corp.	20,800	12,082,440
Kikkoman Corp.	29,900	1,779,496
Kintetsu Group Holdings Co., Ltd.	35,300	1,420,267
Kirin Holdings Co., Ltd.	174,300	4,467,027
Kobayashi Pharmaceutical Co., Ltd.	10,700	787,534
Kobe Steel, Ltd.	62,900	559,308
Koito Manufacturing Co., Ltd.	23,100	1,517,155
Komatsu, Ltd.	193,900	5,899,709
Konami Holdings Corp.	18,400	720,870
Konica Minolta, Inc.	93,100	990,138
Kose Corp. (a)	6,500	1,238,940
Kubota Corp.	208,500	3,544,601
Kuraray Co., Ltd.	66,900	1,005,988
Kurita Water Industries, Ltd.	23,800	693,560
Kyocera Corp.	67,600	4,058,916
Kyowa Hakko Kirin Co., Ltd.	59,900	1,122,746
Kyushu Electric Power Co., Inc.	82,000	989,761
Kyushu Railway Co.	36,500	1,111,855
Lawson, Inc. (a)	12,000	731,082
LINE Corp. (a)(b)	16,600	701,501
Lion Corp.	51,200	1,137,728
LIXIL Group Corp.	57,100	1,099,923
M3, Inc.	88,400	2,006,385
Mabuchi Motor Co., Ltd.	9,600	387,516
Makita Corp.	47,100	2,359,458
Marubeni Corp.	338,600	3,100,268
Marui Group Co., Ltd. (a)	39,800	982,517
Maruichi Steel Tube, Ltd.	10,400	339,235
Mazda Motor Corp. (a)	127,000	1,525,096
McDonald's Holdings Co. Japan, Ltd.	13,200	579,901
Mebuki Financial Group, Inc.	181,300	627,291
Medipal Holdings Corp.	38,600	805,745
MEIJI Holdings Co., Ltd.	26,200	1,759,968
MINEBEA MITSUMI, Inc.	78,300	1,420,064

See accompanying notes to schedule of investments.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MISUMI Group, Inc.	57,500	$ 1,488,313
Mitsubishi Chemical Holdings Corp.	271,900	2,603,260
Mitsubishi Corp.	288,000	8,876,947
Mitsubishi Electric Corp.	386,400	5,294,991
Mitsubishi Estate Co., Ltd.	251,700	4,281,238
Mitsubishi Gas Chemical Co., Inc.	35,900	764,556
Mitsubishi Heavy Industries, Ltd.	63,000	2,433,253
Mitsubishi Materials Corp.	21,600	645,613
Mitsubishi Motors Corp.	136,100	960,974
Mitsubishi Tanabe Pharma Corp.	49,200	822,996
Mitsubishi UFJ Financial Group, Inc.	2,521,300	15,740,228
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	481,202
Mitsui & Co., Ltd.	352,200	6,265,089
Mitsui Chemicals, Inc.	42,100	1,053,010
Mitsui Fudosan Co., Ltd.	189,100	4,476,735
Mitsui OSK Lines, Ltd. (a)	27,400	799,674
Mizuho Financial Group, Inc.	5,169,900	9,021,210
MS&AD Insurance Group Holdings, Inc.	100,400	3,353,591
Murata Manufacturing Co., Ltd.	37,400	5,750,680
Nabtesco Corp.	24,000	638,112
Nagoya Railroad Co., Ltd.	36,000	891,878
NEC Corp.	57,100	1,578,501
Nexon Co., Ltd. (b)	87,800	1,147,889
NGK Insulators, Ltd.	53,200	877,729
NGK Spark Plug Co., Ltd.	36,100	1,051,996
NH Foods, Ltd.	21,000	775,587
Nidec Corp.	46,600	6,705,789
Nikon Corp.	67,200	1,263,125
Nintendo Co., Ltd.	23,700	8,650,808
Nippon Building Fund, Inc. REIT	296	1,712,127
Nippon Electric Glass Co., Ltd. (a)	20,600	648,369
Nippon Express Co., Ltd.	15,800	1,037,707
Nippon Paint Holdings Co., Ltd. (a)	31,600	1,179,592
Nippon Prologis REIT, Inc.	331	655,385
Nippon Steel & Sumitomo Metal Corp.	156,100	3,303,133
Nippon Telegraph & Telephone Corp.	144,000	6,506,211
Nippon Yusen KK	36,900	694,240
Nissan Chemical Corp.	28,300	1,494,916
Nissan Motor Co., Ltd.	492,100	4,607,548
Nisshin Seifun Group, Inc.	40,900	896,606
Nissin Foods Holdings Co., Ltd.	14,700	1,010,758
Nitori Holdings Co., Ltd.	17,400	2,496,219
Nitto Denko Corp.	34,400	2,579,129
NOK Corp.	19,900	341,814
Nomura Holdings, Inc.	711,900	3,401,401
Nomura Real Estate Holdings, Inc.	31,100	628,106
Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	818	$ 1,117,697
Nomura Research Institute, Ltd.	25,400	1,283,585
NSK, Ltd.	73,800	845,953
NTT Data Corp.	134,900	1,868,184
NTT DOCOMO, Inc.	280,700	7,549,751
Obayashi Corp.	145,600	1,379,281
Obic Co., Ltd.	13,100	1,239,820
Odakyu Electric Railway Co., Ltd. (a)	63,400	1,500,367
Oji Holdings Corp.	194,000	1,409,077
Olympus Corp.	61,000	2,381,785
Omron Corp.	40,500	1,711,494
Ono Pharmaceutical Co., Ltd.	79,400	2,247,401
Oracle Corp. Japan	7,400	596,769
Oriental Land Co., Ltd.	42,400	4,434,670
ORIX Corp.	280,700	4,552,092
Osaka Gas Co., Ltd.	76,100	1,484,682
Otsuka Corp.	22,600	843,633
Otsuka Holdings Co., Ltd.	82,100	4,139,514
Panasonic Corp.	462,800	5,392,576
Park24 Co., Ltd.	25,300	765,114
Pola Orbis Holdings, Inc.	20,800	759,959
Rakuten, Inc. (a)	182,000	1,395,304
Recruit Holdings Co., Ltd.	236,600	7,898,818
Renesas Electronics Corp. (b)	191,400	1,196,408
Resona Holdings, Inc.	443,700	2,493,408
Ricoh Co., Ltd. (a)	135,700	1,457,534
Rinnai Corp.	7,700	587,067
Rohm Co., Ltd.	20,000	1,457,939
Ryohin Keikaku Co., Ltd.	5,000	1,487,873
Sankyo Co., Ltd.	9,200	360,030
Santen Pharmaceutical Co., Ltd.	80,200	1,271,649
SBI Holdings, Inc.	44,400	1,379,865
Secom Co., Ltd.	44,300	3,612,331
Sega Sammy Holdings, Inc.	32,200	474,843
Seibu Holdings, Inc.	48,100	865,152
Seiko Epson Corp. (a)	60,800	1,037,376
Sekisui Chemical Co., Ltd.	82,700	1,526,075
Sekisui House, Ltd.	137,500	2,097,273
Seven & i Holdings Co., Ltd.	157,000	6,994,057
Seven Bank, Ltd. (a)	126,400	399,503
SG Holdings Co., Ltd.	22,700	594,954
Sharp Corp.	34,800	707,428
Shimadzu Corp.	49,500	1,551,437
Shimamura Co., Ltd.	5,100	484,025
Shimano, Inc.	15,400	2,482,493
Shimizu Corp.	122,200	1,115,653
Shin-Etsu Chemical Co., Ltd.	76,500	6,778,822
Shinsei Bank, Ltd.	30,900	505,184
Shionogi & Co., Ltd.	58,300	3,810,531
Shiseido Co., Ltd.	78,900	6,112,084
Shizuoka Bank, Ltd.	100,700	904,292
Showa Denko KK	28,300	1,562,187
Showa Shell Sekiyu KK	44,000	932,412
SMC Corp.	12,200	3,905,375
SoftBank Group Corp.	176,100	17,782,867

See accompanying notes to schedule of investments.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Sohgo Security Services Co., Ltd.	15,700	$ 690,421
Sompo Holdings, Inc.	69,500	2,960,871
Sony Corp.	270,600	16,595,498
Sony Financial Holdings, Inc.	33,200	731,899
Stanley Electric Co., Ltd.	27,300	933,754
Start Today Co., Ltd.	43,000	1,302,285
Subaru Corp.	131,600	4,031,941
SUMCO Corp. (a)	50,000	725,448
Sumitomo Chemical Co., Ltd.	328,000	1,920,324
Sumitomo Corp.	235,400	3,926,269
Sumitomo Dainippon Pharma Co., Ltd. (a)	37,000	849,875
Sumitomo Electric Industries, Ltd.	163,800	2,569,808
Sumitomo Heavy Industries, Ltd.	22,800	813,963
Sumitomo Metal Mining Co., Ltd.	46,500	1,631,809
Sumitomo Mitsui Financial Group, Inc.	287,400	11,603,789
Sumitomo Mitsui Trust Holdings, Inc.	68,900	2,836,434
Sumitomo Realty & Development Co., Ltd.	77,000	2,765,858
Sumitomo Rubber Industries, Ltd. (a)	36,000	540,388
Sundrug Co., Ltd.	16,700	596,192
Suntory Beverage & Food, Ltd.	28,800	1,219,598
Suzuken Co., Ltd.	17,400	825,690
Suzuki Motor Corp.	73,200	4,194,089
Sysmex Corp.	35,300	3,039,433
T&D Holdings, Inc.	122,600	2,023,815
Taiheiyo Cement Corp.	23,800	746,991
Taisei Corp.	46,100	2,102,373
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	990,527
Taiyo Nippon Sanso Corp.	23,300	348,726
Takashimaya Co., Ltd.	26,500	447,713
Takeda Pharmaceutical Co., Ltd. (a)	150,600	6,445,099
TDK Corp.	27,900	3,043,368
Teijin, Ltd.	40,800	782,702
Temp Holdings Co., Ltd.	41,200	966,659
Terumo Corp.	64,200	3,803,900
THK Co., Ltd.	26,100	664,535
Tobu Railway Co., Ltd.	42,600	1,260,166
Toho Co., Ltd.	22,700	712,466
Toho Gas Co., Ltd.	17,900	680,006
Tohoku Electric Power Co., Inc.	90,200	1,224,531
Tokio Marine Holdings, Inc.	140,200	6,957,850
Tokyo Century Corp.	9,800	609,130
Tokyo Electric Power Co. Holdings, Inc. (b)	293,600	1,442,345
Tokyo Electron, Ltd.	33,100	4,548,937
Tokyo Gas Co., Ltd.	81,600	2,006,145
Tokyo Tatemono Co., Ltd.	36,300	442,944
Tokyu Corp.	104,500	1,911,793
Tokyu Fudosan Holdings Corp.	98,200	684,724
Security Description	Shares	Value
Toppan Printing Co., Ltd.	57,000	$ 915,834
Toray Industries, Inc.	302,600	2,273,796
Toshiba Corp. (b)	141,200	4,083,655
Tosoh Corp.	56,500	870,493
TOTO, Ltd. (a)	30,300	1,257,776
Toyo Seikan Group Holdings, Ltd.	28,500	591,403
Toyo Suisan Kaisha, Ltd.	18,300	709,702
Toyoda Gosei Co., Ltd.	16,800	414,879
Toyota Industries Corp.	31,900	1,887,291
Toyota Motor Corp.	486,100	30,363,864
Toyota Tsusho Corp.	46,300	1,748,708
Trend Micro, Inc.	24,200	1,557,442
Tsuruha Holdings, Inc.	8,000	985,341
Unicharm Corp.	86,000	2,845,340
United Urban Investment Corp. REIT	568	891,618
USS Co., Ltd.	43,500	807,690
West Japan Railway Co.	35,800	2,496,560
Yahoo! Japan Corp.	630,500	2,270,322
Yakult Honsha Co., Ltd.	22,700	1,860,607
Yamada Denki Co., Ltd. (a)	127,900	647,467
Yamaguchi Financial Group, Inc. (a)	39,000	425,074
Yamaha Corp.	31,100	1,648,299
Yamaha Motor Co., Ltd.	57,100	1,601,122
Yamato Holdings Co., Ltd. (a)	67,200	2,063,596
Yamazaki Baking Co., Ltd.	30,000	600,607
Yaskawa Electric Corp. (a)	49,200	1,461,901
Yokogawa Electric Corp.	46,400	981,637
Yokohama Rubber Co., Ltd.	29,200	629,580
		753,817,414
LUXEMBOURG — 0.3%
ArcelorMittal	141,650	4,409,308
Eurofins Scientific SE	2,590	1,471,051
Millicom International Cellular SA SDR	14,562	835,909
RTL Group SA	8,135	580,629
SES SA	77,250	1,695,818
Tenaris SA	99,459	1,666,976
		10,659,691
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	413,286
Wynn Macau, Ltd.	334,400	769,236
		1,182,522
MEXICO — 0.0% (c)
Fresnillo PLC	54,123	579,737
NETHERLANDS — 4.6%
ABN AMRO Group NV (d)	90,456	2,463,765
Aegon NV	400,475	2,599,267
Akzo Nobel NV	52,982	4,956,316
ASML Holding NV	87,468	16,346,481
EXOR NV	23,718	1,592,851
Heineken Holding NV	24,623	2,230,769
Heineken NV	54,202	5,084,294
ING Groep NV	827,074	10,743,866

See accompanying notes to schedule of investments.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	260,134	$ 5,967,374
Koninklijke DSM NV	38,519	4,082,059
Koninklijke KPN NV	723,653	1,909,667
Koninklijke Philips NV	200,341	9,129,827
Koninklijke Vopak NV	15,913	784,416
NN Group NV	68,204	3,044,383
NXP Semiconductors NV	71,572	6,119,406
Randstad NV	25,095	1,340,217
Royal Dutch Shell PLC Class A	977,976	33,624,055
Royal Dutch Shell PLC Class B	797,255	27,956,459
Wolters Kluwer NV	61,305	3,822,324
		143,797,796
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	156,772	1,170,275
Auckland International Airport, Ltd.	220,061	1,064,993
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,280,599
Fletcher Building, Ltd. (b)	197,701	857,171
Meridian Energy, Ltd.	262,247	571,119
Ryman Healthcare, Ltd.	94,456	876,675
Spark New Zealand, Ltd.	418,892	1,124,703
		6,945,535
NORWAY — 0.8%
Aker BP ASA	23,820	1,010,331
DNB ASA	207,246	4,358,292
Equinor ASA	244,541	6,891,820
Gjensidige Forsikring ASA	44,759	754,109
Marine Harvest ASA	91,941	2,128,802
Norsk Hydro ASA	299,562	1,797,379
Orkla ASA	171,196	1,445,537
Schibsted ASA Class B	19,596	678,604
Telenor ASA	154,143	3,011,574
Yara International ASA	37,661	1,848,526
		23,924,974
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	556,669	2,054,802
Galp Energia SGPS SA	108,999	2,163,633
Jeronimo Martins SGPS SA	58,599	863,376
		5,081,811
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	512,350	989,940
CapitaLand Commercial Trust REIT	620,838	808,791
CapitaLand Mall Trust REIT	528,100	858,039
CapitaLand, Ltd.	544,400	1,342,722
City Developments, Ltd.	90,700	604,733
ComfortDelGro Corp., Ltd.	469,500	834,987
DBS Group Holdings, Ltd.	375,413	7,168,387
Genting Singapore, Ltd.	1,313,300	1,018,844
Golden Agri-Resources, Ltd.	1,326,600	242,727
Jardine Cycle & Carriage, Ltd.	17,233	403,472
Keppel Corp., Ltd.	305,800	1,557,703
Oversea-Chinese Banking Corp., Ltd.	660,326	5,528,693
Security Description	Shares	Value
SATS, Ltd.	163,600	$ 625,017
Sembcorp Industries, Ltd.	177,900	402,321
Singapore Airlines, Ltd.	112,800	804,093
Singapore Exchange, Ltd.	152,600	823,114
Singapore Press Holdings, Ltd. (a)	306,400	643,589
Singapore Technologies Engineering, Ltd.	304,700	793,890
Singapore Telecommunications, Ltd.	1,726,300	4,093,543
Suntec Real Estate Investment Trust	564,700	797,651
United Overseas Bank, Ltd.	280,790	5,565,041
UOL Group, Ltd.	89,832	452,990
Venture Corp., Ltd.	59,700	770,308
Wilmar International, Ltd.	436,500	1,028,675
		38,159,270
SOUTH AFRICA — 0.1%
Investec PLC	145,593	1,024,487
Mediclinic International PLC	74,531	416,954
		1,441,441
SPAIN — 2.8%
ACS Actividades de Construccion y Servicios SA	52,416	2,233,121
Aena SME SA (d)	13,724	2,383,093
Amadeus IT Group SA	91,656	8,518,801
Banco Bilbao Vizcaya Argentaria SA (a)	1,410,793	8,996,109
Banco de Sabadell SA	1,215,062	1,889,723
Banco Santander SA	3,388,563	17,063,723
Bankia SA	238,631	936,002
Bankinter SA	132,602	1,221,664
CaixaBank SA	761,638	3,483,721
Enagas SA	44,589	1,204,120
Endesa SA	62,824	1,357,973
Ferrovial SA	103,505	2,148,349
Grifols SA	64,388	1,814,324
Iberdrola SA	1,260,354	9,278,202
Industria de Diseno Textil SA (a)	227,638	6,903,521
Mapfre SA	197,962	621,278
Naturgy Energy Group SA	70,605	1,928,000
Red Electrica Corp. SA	93,526	1,959,693
Repsol SA	285,615	5,694,346
Siemens Gamesa Renewable Energy SA (a)(b)	43,464	550,269
Telefonica SA	989,942	7,839,454
		88,025,486
SWEDEN — 2.7%
Alfa Laval AB	64,827	1,756,770
Assa Abloy AB Class B	211,013	4,238,910
Atlas Copco AB Class A	141,606	4,079,460
Atlas Copco AB Class B	85,079	2,268,754
Boliden AB	56,888	1,585,766
Electrolux AB Class B	46,560	1,026,150
Epiroc AB Class A (b)	133,225	1,487,568
Epiroc AB Class B (b)	77,417	796,525

See accompanying notes to schedule of investments.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Essity AB Class B	128,689	$ 3,232,708
Hennes & Mauritz AB Class B (a)	181,379	3,349,715
Hexagon AB Class B	52,932	3,100,973
Husqvarna AB Class B	80,679	686,749
ICA Gruppen AB (a)	18,803	596,236
Industrivarden AB Class C	37,373	829,979
Investor AB Class B	96,180	4,441,722
Kinnevik AB Class B	50,950	1,541,700
L E Lundbergforetagen AB Class B	17,802	599,726
Lundin Petroleum AB	39,977	1,529,278
Nordea Bank AB	635,956	6,926,494
Sandvik AB	238,179	4,224,884
Securitas AB Class B	67,661	1,177,365
Skandinaviska Enskilda Banken AB Class A	349,102	3,895,660
Skanska AB Class B	76,035	1,492,366
SKF AB Class B	79,713	1,571,726
Svenska Handelsbanken AB Class A	323,167	4,079,015
Swedbank AB Class A	191,023	4,731,971
Swedish Match AB	37,972	1,942,750
Tele2 AB Class B	82,824	996,511
Telefonaktiebolaget LM Ericsson Class B	645,564	5,725,958
Telia Co. AB	599,675	2,752,523
Volvo AB Class B	328,771	5,807,800
		82,473,712
SWITZERLAND — 8.7%
ABB, Ltd.	389,794	9,254,016
Adecco Group AG	35,541	1,875,290
Baloise Holding AG	9,710	1,488,111
Barry Callebaut AG	416	792,138
Chocoladefabriken Lindt & Spruengli AG (e)	230	1,619,984
Chocoladefabriken Lindt & Spruengli AG (e)	22	1,813,063
Cie Financiere Richemont SA	109,080	8,933,661
Clariant AG (b)	42,087	1,100,432
Coca-Cola HBC AG (b)	42,516	1,448,725
Credit Suisse Group AG (b)	541,199	8,172,282
Dufry AG (a)(b)	6,987	791,474
EMS-Chemie Holding AG	1,763	1,055,851
Ferguson PLC	49,757	4,227,296
Geberit AG	7,824	3,646,074
Givaudan SA	1,939	4,789,933
Glencore PLC (b)	2,438,914	10,549,602
Julius Baer Group, Ltd. (b)	47,546	2,390,442
Kuehne + Nagel International AG	11,324	1,802,705
LafargeHolcim, Ltd. (b)	100,537	4,986,709
Lonza Group AG (b)	15,642	5,364,527
Nestle SA	661,369	55,398,456
Novartis AG	461,031	39,835,193
Pargesa Holding SA	8,029	648,123
Partners Group Holding AG	3,750	2,988,713
Roche Holding AG	149,431	36,371,028
Security Description	Shares	Value
Schindler Holding AG (e)	8,500	$ 2,128,481
Schindler Holding AG (e)	3,865	936,970
SGS SA	1,133	2,997,207
Sika AG	27,205	3,979,929
Sonova Holding AG	11,265	2,252,308
STMicroelectronics NV	144,177	2,624,122
Straumann Holding AG	2,242	1,693,894
Swatch Group AG (e)	6,532	2,609,991
Swatch Group AG (e)	10,619	831,648
Swiss Life Holding AG (b)	7,413	2,823,133
Swiss Prime Site AG (b)	15,174	1,299,452
Swiss Re AG	66,849	6,200,368
Swisscom AG	5,624	2,564,424
Temenos AG (b)	12,192	1,987,066
UBS Group AG (b)	823,376	13,065,446
Vifor Pharma AG	9,918	1,727,629
Zurich Insurance Group AG	31,656	10,052,919
		271,118,815
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	991,102
UNITED KINGDOM — 15.3%
3i Group PLC	199,746	2,451,625
Admiral Group PLC	40,811	1,106,967
Anglo American PLC	220,704	4,958,948
Ashtead Group PLC	105,546	3,354,219
Associated British Foods PLC	77,607	2,317,557
AstraZeneca PLC	269,928	20,989,730
Auto Trader Group PLC (d)	214,519	1,249,334
Aviva PLC	842,575	5,378,428
Babcock International Group PLC	62,625	590,446
BAE Systems PLC	668,868	5,493,349
Barclays PLC	3,621,393	8,112,269
Barratt Developments PLC	214,149	1,583,409
Berkeley Group Holdings PLC	27,055	1,297,990
BP PLC	4,244,463	32,617,698
British American Tobacco PLC	488,592	22,838,577
British Land Co. PLC REIT	206,542	1,661,295
BT Group PLC	1,797,641	5,281,512
Bunzl PLC	73,223	2,304,087
Burberry Group PLC	90,835	2,386,835
Carnival PLC	37,646	2,338,755
Centrica PLC	1,222,570	2,469,558
CNH Industrial NV	222,232	2,671,567
Coca-Cola European Partners PLC (e)	7,000	318,290
Coca-Cola European Partners PLC (e)	38,766	1,756,041
Compass Group PLC	340,191	7,568,259
ConvaTec Group PLC (d)	276,322	837,425
Croda International PLC	28,934	1,962,786
DCC PLC	18,891	1,715,814
Diageo PLC	524,689	18,603,955
Direct Line Insurance Group PLC	308,744	1,304,078

See accompanying notes to schedule of investments.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
easyJet PLC	35,408	$ 606,724
Experian PLC	193,408	4,969,870
Fiat Chrysler Automobiles NV (b)	227,174	3,995,934
G4S PLC	337,308	1,064,477
GlaxoSmithKline PLC	1,056,716	21,177,259
GVC Holdings PLC	121,153	1,451,134
Hammerson PLC REIT	169,641	1,010,313
Hargreaves Lansdown PLC	62,731	1,828,327
HSBC Holdings PLC	4,263,958	37,243,644
Imperial Brands PLC	198,644	6,919,002
Informa PLC	265,450	2,638,431
InterContinental Hotels Group PLC	37,260	2,322,549
International Consolidated Airlines Group SA	119,045	1,023,480
Intertek Group PLC	34,378	2,237,944
ITV PLC	758,375	1,561,071
J Sainsbury PLC	389,363	1,633,935
John Wood Group PLC	144,076	1,449,699
Johnson Matthey PLC	40,228	1,868,601
Kingfisher PLC	474,487	1,596,387
Land Securities Group PLC REIT	162,814	1,875,613
Legal & General Group PLC	1,274,997	4,359,493
Lloyds Banking Group PLC	15,412,787	11,912,700
London Stock Exchange Group PLC	67,062	4,010,557
Marks & Spencer Group PLC	337,505	1,271,076
Meggitt PLC	167,696	1,238,626
Melrose Industries PLC	1,026,167	2,675,007
Merlin Entertainments PLC (d)	167,876	876,550
Micro Focus International PLC	25,294	471,515
Micro Focus International PLC ADR (a)	63,206	1,168,047
Mondi PLC	75,935	2,083,444
National Grid PLC	699,398	7,217,961
Next PLC	30,741	2,202,423
Pearson PLC	171,114	1,985,956
Persimmon PLC	68,081	2,099,671
Prudential PLC	553,758	12,705,840
Randgold Resources, Ltd.	21,146	1,502,861
Reckitt Benckiser Group PLC	140,257	12,832,410
RELX PLC (e)	222,852	4,696,259
RELX PLC (e)	189,870	3,990,561
Rio Tinto PLC	253,775	12,840,285
Rio Tinto, Ltd.	85,450	4,869,524
Rolls-Royce Holdings PLC (b)	350,875	4,517,932
Royal Bank of Scotland Group PLC	1,010,414	3,294,075
Royal Mail PLC	191,233	1,189,779
RSA Insurance Group PLC	212,803	1,595,658
Sage Group PLC	224,651	1,717,894
Schroders PLC	25,234	1,018,453
Segro PLC REIT	208,711	1,735,897
Severn Trent PLC	53,107	1,280,509
Shire PLC ADR	3,274	593,478
Shire PLC	181,530	10,944,940
Security Description	Shares	Value
Sky PLC	220,447	$ 4,970,422
Smith & Nephew PLC	185,599	3,387,214
Smiths Group PLC	83,413	1,626,726
SSE PLC	208,013	3,108,631
St James's Place PLC	111,941	1,669,973
Standard Chartered PLC	581,781	4,828,184
Standard Life Aberdeen PLC	550,222	2,194,884
Taylor Wimpey PLC	727,290	1,629,389
Tesco PLC	2,035,138	6,364,102
Travis Perkins PLC	54,867	762,358
Unilever NV	329,321	18,346,909
Unilever PLC	260,743	14,335,319
United Utilities Group PLC	143,593	1,318,257
Vodafone Group PLC	5,701,682	12,231,029
Weir Group PLC	50,739	1,166,510
Whitbread PLC	39,901	2,454,391
Wm Morrison Supermarkets PLC	494,784	1,673,708
WPP PLC	270,506	3,966,710
		476,929,294
TOTAL COMMON STOCKS (Cost $2,740,510,777)		3,065,972,652

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Harvey Norman Holdings, Ltd. (expiring 10/15/18) (a) (b) (Cost $0)	6,329	3,663
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	28,677,805	28,677,805
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	21,174,822	21,174,822
TOTAL SHORT-TERM INVESTMENTS (Cost $49,852,627)		49,852,627
TOTAL INVESTMENTS — 100.0% (Cost $2,790,363,404)		3,115,828,942
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		529,714
NET ASSETS — 100.0%		$ 3,116,358,656

See accompanying notes to schedule of investments.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	507	12/21/2018	$49,585,016	$50,078,925	$493,909
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 209,110,612	$—	$—	$ 209,110,612
Austria	7,397,519	—	—	7,397,519
Belgium	30,990,460	—	—	30,990,460
Chile	1,016,500	—	—	1,016,500
China	4,816,958	—	—	4,816,958
Denmark	51,580,550	—	—	51,580,550
Finland	32,701,924	—	—	32,701,924
France	334,298,394	—	—	334,298,394
Germany	288,801,145	—	—	288,801,145
Hong Kong	103,930,467	—	—	103,930,467
Ireland	18,767,470	—	—	18,767,470
Israel	17,113,089	—	—	17,113,089
Italy	60,318,964	—	—	60,318,964
Japan	753,817,414	—	—	753,817,414
Luxembourg	10,659,691	—	—	10,659,691
Macau	1,182,522	—	—	1,182,522
Mexico	579,737	—	—	579,737
Netherlands	143,797,796	—	—	143,797,796
New Zealand	6,945,535	—	—	6,945,535
Norway	23,924,974	—	—	23,924,974
Portugal	5,081,811	—	—	5,081,811
Singapore	38,159,270	—	—	38,159,270
South Africa	1,441,441	—	—	1,441,441
See accompanying notes to schedule of investments.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Spain	$ 88,025,486	$—	$—	$ 88,025,486
Sweden	82,473,712	—	—	82,473,712
Switzerland	271,118,815	—	—	271,118,815
United Arab Emirates	991,102	—	—	991,102
United Kingdom	476,929,294	—	—	476,929,294
Rights
Australia	3,663	—	—	3,663
Short-Term Investments	49,852,627	—	—	49,852,627
TOTAL INVESTMENTS	$3,115,828,942	$—	$—	$3,115,828,942
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	493,909	—	—	493,909
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,116,322,851	$—	$—	$3,116,322,851

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$ 491,898,097	$ 481,372,144	$—	$—	28,677,805	$28,677,805	$ 395,864	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,887,666	15,887,666	575,241,889	569,954,733	—	—	21,174,822	21,174,822	640,783	—
Total		$34,039,518	$1,067,139,986	$1,051,326,877	$—	$—		$49,852,627	$1,036,647	$—
See accompanying notes to schedule of investments.
12

STATE STREET MASTER FUNDS
NOTES TO Schedule OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Portfolio's portfolio securities to no longer reflect their value at the time of the Portfolio's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the Portfolio's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
13

STATE STREET MASTER FUNDS
NOTES TO Schedule OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Portfolio’s Schedule of Investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the amount of $2,919,975,603. At March 31, 2018, these investments were valued using alternative valuation policy adopted by the Board. At prior period ended December 31, 2017, these were valued at exchange closing prices in accordance with the Portfolio's valuation policy.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2018, the Portfolio entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,806,386,379	$448,498,033	$138,561,561	$309,936,472
14

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date:	November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer) of State Street Master Funds

Date:	November 26, 2018